As filed with the Securities and Exchange Commission on January 30, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00500 and 811-04418


                         California Investment Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


                                  (415)398-2727
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

CALIFORNIA INVESTMENT TRUST II

QUARTERLY PORTFOLIO OF INVESTMENTS
NOVEMBER 30,2005

------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)                    Par Value           Rate         Maturity             Value
ASSET/MORTGAGE BACKED (60.29%)
Government National Mortgage Assoc.                              $  706,657           5.00%        4/15/2018      $     703,066
Government National Mortgage Assoc.                               1,549,133           5.00%        9/15/2018          1,541,261
Government National Mortgage Assoc.                               2,699,465           4.50%       12/20/2034          2,681,235
Government National Mortgage Assoc.                                 159,639           6.00%        4/15/2014            163,906
Government National Mortgage Assoc.                                 243,478           6.00%        4/15/2014            249,986
Government National Mortgage Assoc.                                 197,076           6.00%        4/15/2016            202,329
Government National Mortgage Assoc.                                 268,017           6.50%        4/15/2016            277,685
Government National Mortgage Assoc.                                 169,440           6.00%        5/15/2016            173,957
Government National Mortgage Assoc.                               1,231,922           5.00%        2/15/2018          1,225,663
Government National Mortgage Assoc.                                  10,252          10.00%        9/15/2018             11,443
Government National Mortgage Assoc.                                  31,225           9.00%       10/15/2018             33,982
Government National Mortgage Assoc.                               1,990,157           4.75%        7/20/2035          1,963,402
Government National Mortgage Assoc.                               1,041,602           4.50%        8/20/2035          1,012,596
Government National Mortgage Assoc.                               1,262,387           5.50%        1/15/2025          1,274,637
Government National Mortgage Assoc.                               1,515,075           5.00%        1/15/2019          1,506,446
Government National Mortgage Assoc.                               1,691,728           5.00%        2/15/2019          1,682,094
Government National Mortgage Assoc.                               1,578,500           5.00%        7/15/2020          1,568,934
                                                                                                                  -------------
Total Asset/Mortgage Backed                                                                                          16,272,623
                                                                                                                  -------------

GOVERNMENT DEBT (31.45%)
United States Treasury Bond                                       3,000,000           7.25%        5/15/2016          3,645,471
United States Treasury Bond                                       2,000,000           7.63%       11/15/2022          2,649,688
United States Treasury Bond                                       2,000,000           5.50%        8/15/2028          2,193,516
                                                                                                                  -------------
Total Government Debt                                                                                                 8,488,675
                                                                                                                  -------------

SHORT TERM (7.74%)
United States Treasury Bill                                         300,000 3.4892% - 3.5339%     12/22/2005            299,399
United States Treasury Bill                                       1,700,000 3.885% - 3.9183%       1/26/2006          1,689,928
United States Treasury Bill                                         100,000     4.0168%            2/16/2006             99,201
                                                                                                                  -------------
Total Short Term                                                                                                      2,088,528
                                                                                                                  -------------

TOTAL INVESTMENTS (COST $27,151,654) (99.48%)                                                                        26,849,826
OTHER NET LIABILITIES (0.52%)                                                                                           139,057
                                                                                                                  -------------
NET ASSETS (100%)                                                                                                    26,988,883
                                                                                                                  -------------

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                                                                                  27,151,654
Unrealized Appreciation                                                                                                 185,807
Unrealized Depreciation                                                                                                (487,636)
                                                                                                                  -------------
Net Unrealized Appreciation (Depreciation)                                                                             (301,828)
                                                                                                                  -------------

------------------------------------------------------------
THE UNITED STATES TREASURY TRUST
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)                    Par Value        Rate            Maturity           Value

SHORT TERM (100.05%)
United States Treasury Bill                                       8,400,000   3.4188% - 3.7857%    12/1/2005      $   8,400,000
United States Treasury Bill                                       9,500,000   3.5033% - 3.8722%   12/22/2005          9,480,967
United States Treasury Bill                                      11,000,000       3.885%           1/26/2006         10,935,063
United States Treasury Bill                                       9,400,000   3.9058% - 4.0168%    2/16/2006          9,321,179
                                                                                                                  -------------
TOTAL INVESTMENTS (COST $38,137,209) (100.05%)                                                                       38,137,209
                                                                                                                  -------------
OTHER NET ASSETS (-0.05%)                                                                                               (17,169)
                                                                                                                  -------------
NET ASSETS (100%)                                                                                                    38,120,040
                                                                                                                  -------------

------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)                    Par Value        Rate            Maturity           Value

ASSET/MORTGAGE BACKED (9.83%)
Government National Mortgage Assoc.                               $ 718,094           4.00%        6/20/2034            704,577
Government National Mortgage Assoc.                               $ 823,666           4.50%       11/20/2034            818,098
                                                                                                                  -------------
Total Asset/Mortgage Backed                                                                                           1,522,675
                                                                                                                  -------------

GOVERNMENT DEBT (86.45%)
United States Treasury Note                                       1,700,000           6.50%       10/15/2006          1,729,884
United States Treasury Note                                         500,000           3.00%       11/15/2007            487,149
United States Treasury Note                                       1,000,000           3.00%        2/15/2008            970,899
United States Treasury Note                                       1,900,000           2.63%       11/15/2006          1,868,310
United States Treasury Note                                       1,200,000           2.25%        2/15/2007          1,169,766
United States Treasury Note                                       1,600,000           3.13%        5/15/2007          1,571,563
United States Treasury Note                                       1,500,000           2.75%        8/15/2007          1,459,865
United States Treasury Note                                         500,000           2.50%       10/31/2006            491,641
United States Treasury Note                                         800,000           3.00%       12/31/2006            788,094
United States Treasury Note                                       1,300,000           3.38%        2/28/2007          1,283,547
United States Treasury Note                                       1,600,000           3.75%        5/15/2008          1,576,064
                                                                                                                  -------------
Total Government Debt                                                                                                13,396,782
                                                                                                                  -------------

SHORT TERM (3.21%)
United States Treasury Bill                                         200,000         3.4982%       12/22/2005            199,601
United States Treasury Bill                                         100,000         3.9183%        1/26/2006             99,403
United States Treasury Bill                                         200,000         4.0168%        2/16/2006            198,401
                                                                                                                  -------------
Total Short Term                                                                                                        497,405
                                                                                                                  -------------

TOTAL INVESTMENTS (COST $15,579,041) (99.48%)                                                                        15,416,862
OTHER NET LIABILITIES (0.52%)                                                                                            80,318
                                                                                                                  -------------
NET ASSETS (100%)                                                                                                    15,497,180
                                                                                                                  -------------

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                                                                                  15,579,041
Unrealized Appreciation                                                                                                      79
Unrealized Depreciation                                                                                                (162,259)
                                                                                                                  -------------
Net Unrealized Appreciation (Depreciation)                                                                             (162,180)
                                                                                                                  -------------

------------------------------------------------
S&P 500 INDEX FUND
------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
COMMON STOCK (97.19%)
Basic Materials (2.88%)                             Shares           Value
Air Products & Chemical                              2,087         123,488
Alcoa Inc                                            8,134         222,953
Allegheny Technologies                                 854          28,165
Ashland Inc                                            631          35,178
Dow Chemical Co/The                                  8,885         402,046
EI Du Pont de Nemour                                 9,223         394,283
Eastman Chemical Co                                    810          44,817
Ecolab Inc                                           1,753          58,322
Engelhard Corp                                       1,218          35,931
Freeport-McMoRan Cop                                 1,812          94,423
Georgia-Pacific Corp                                 2,372         112,172
Hercules Inc*                                        1,129          13,277
International Flavor                                   783          25,479
International Paper                                  4,595         144,880
Louisiana-Pacific Co                                 1,130          30,476
MeadWestvaco Corp                                    1,712          47,919
Monsanto Co                                          2,460         180,244
Newmont Mining Corp                                  4,166         192,136
Nucor Corp                                           1,452          97,400
PPG Industries Inc                                   1,587          96,379
Phelps Dodge Corp                                      942         127,801
Plum Creek Timber Co                                 1,837          71,570
Praxair Inc                                          2,967         154,284
Rohm & Haas Co                                       1,396          61,145
Sherwin-Williams Co                                  1,234          54,099
Sigma-Aldrich Corp                                     627          41,407
Temple-Inland Inc                                    1,152          48,234
United States Steel                                  1,191          56,692
Weyerhaeuser Co                                      2,267         150,325
                                                             -------------
Total Basic Materials                                            3,145,525
                                                             -------------

Communications (10.10%)
ADC Telecommunications*                              1,162          23,740
AT&T Inc*                                           36,936         920,076
Alltel Corp                                          3,496         233,638
Andrew Corp*                                         1,650          18,035
Avaya Inc*                                           4,387          52,293
BellSouth Corp                                      16,997         463,338
CenturyTel Inc                                       1,354          44,817
Ciena Corp*                                          5,753          17,201
Cisco Systems Inc*                                  60,169       1,055,364
Citizens Communications                              3,037          39,633
Clear Channel Communications                         5,140         167,358
Comcast Corp*                                       20,475         540,540
Comverse Technology*                                 1,834          48,069
Corning Inc*                                        13,453         272,423
Walt Disney Co                                      18,906         471,327
Dow Jones & Co Inc                                     653          22,274
eBay Inc*                                           10,503         470,639
Gannett Co Inc                                       2,273         140,062
Interpublic Group of Companies*                      4,255          39,657
JDS Uniphase Corp*                                  14,529          37,340
Knight-Ridder Inc                                      642          38,777
Lucent Technologies*                                41,152         114,814
McGraw-Hill Cos Inc                                  3,516         186,524
Meredith Corp                                          427          21,777
Motorola Inc                                        23,235         559,731
New York Times Co                                    1,459          40,123
News Corp - CL A                                    23,061         341,533
Omnicom Group                                        1,681         142,145
Qualcomm Inc                                        15,210         691,599
Qwest Communications*                               15,571          81,592
Scientific-Atlanta                                   1,520          64,326
Sprint Nextel Corp                                  27,644         692,206
Symantec Corp*                                      11,268         199,106
Tellabs Inc*                                         4,380          44,939
Time Warner Inc*                                    44,221         795,094
Tribune Co                                           2,508          80,181
Univision Comm.*                                     2,146          64,874
Verizon Communications                              25,743         823,261
Viacom Inc*                                         14,924         498,462
Yahoo! Inc*                                         11,816         475,358
                                                             -------------
Total Communications                                            11,034,244
                                                             -------------

Consumer, Cyclical (8.55%)
Autonation Inc*                                      2,202          45,625
Autozone Inc*                                          560          49,874
Bed Bath & Beyond Inc*                               2,727         116,334
Best Buy Co Inc                                      3,766         181,672
Big Lots Inc*                                        1,135          13,949
Brunswick Corp                                         956          37,561
CVS Corp                                             7,650         206,703
Carnival Corp                                        4,038         220,031
Centex Corp                                          1,220          87,657
Circuit City Stores                                  1,966          41,148
Cintas Corp                                           1457        65157.04
Coach Inc*                                           3,480         119,816
Cooper Tire & Rubber                                   779          11,459
Costco Wholesale Cor                                 4,433         221,561
DR Horton Inc                                        2,596          92,002
Dana Corp                                            1,495          10,420
Darden Restaurants                                   1,381          49,412
Delphi Corp                                          5,646           2,033
Delta Air Lines Inc*                                 1,352             730
Dillard's Inc/AR                                       852          17,866
Dollar General Corp                                  2,796          52,872
Family Dollar Stores*                                1,687          37,974
Federated Department                                 2,470         159,142
Ford Motor Co                                       17,383         141,324
Gap Inc/The                                          5,441          94,565
General Motors Corp                                  5,203         113,946
Genuine Parts Co                                     1,739          77,055
Goodyear Tire & Rubber*                              1,764          30,217
WW Grainger Inc                                        797          55,973
Harley-Davidson Inc                                  2,664         143,483
Harrah's Entertainment                               1,735         118,136
Hasbro Inc                                           1,549          31,631
Hilton Hotels Corp                                   3,584          78,561
Home Depot Inc                                      19,910         831,840
Intl Game Tech                                       3,167          92,951
Johnson Controls Inc                                  1812        125843.4
Jones Apparel Group                                  1,220          35,087
KB Home                                                776          54,142
Kohl's Corp*                                         3,078         141,588
Lennar Corp                                          1,300          74,984
Ltd Brands                                           3,633          80,834
Liz Claiborne Inc                                    1,076          37,531
Lowe's Cos Inc                                       7,381         498,070
Marriott International                               1,659         107,188
Mattel Inc                                           3,813          63,486
Maytag Corp                                            844          15,006
McDonald's Corp                                     11,812         399,836
Navistar International*                                734          20,824
Newell Rubbermaid                                    2,765          63,789
Nike Inc  CL B                                       1,840         156,952
Nordstrom Inc                                        2,258          83,275
Office Depot Inc*                                    2,943          87,348
OfficeMax Inc                                          700          20,426
Paccar Inc                                           1,564         112,389
JC Penney Co Inc Hld                                 2,436         127,817
Pulte Homes Inc                                      2,110          87,839
RadioShack Corp                                      1,294          29,516
Reebok International                                   519          29,884
Sabre Holdings Corp                                  1,363          31,172
Sears Holding Corp.*                                   977         112,375
Southwest Airlines                                   6,485         107,003
Staples Inc                                          7,039         162,601
Starbucks Corp*                                      7,248         220,702
Starwood Hotels & Resorts                            2,046         123,783
TJX Cos Inc                                          4,410          98,828
Target Corp                                          8,241         440,976
Tiffany & Co                                         1,341          54,579
VF Corp                                                975          55,234
Visteon Corp                                         1,369           9,254
Wal-Mart Stores Inc                                 23,570       1,144,559
Walgreen Co                                          9,461         432,178
Wendy's Intl                                         1,196          60,733
Whirlpool Corp                                         642          52,548
Yum! Brands Inc                                      2,668         130,172
                                                             -------------
Total Consumer, Cyclical                                         9,341,033
                                                             -------------

Consumer, Non-Cyclical (20.35%)
Acco Brands Corp*                                      338           7,791
Abbott Laboratories                                 14,418         543,703
Aetna Inc                                            2,675         247,411
Alberto-Culver Co                                      754          32,784
Albertson's Inc                                      3,403          79,971
Allergan Inc                                         1,179         117,900
Altria Group Inc                                    19,590       1,425,956
AmerisourceBergen Co                                 1,027          82,519
Amgen Inc*                                          11,525         932,718
Anheuser-Busch Cos                                   7,177         313,922
Apollo Group Inc*                                    1,516         107,939
Archer-Daniels-Midland                               5,777         136,164
Avery Dennison Corp                                    991          58,261
Avon Products Inc                                    4,458         121,926
CR Bard Inc                                            984          63,832
Bausch & Lomb Inc                                      546          44,368
Baxter International                                 5,731         222,879
Becton Dickinson & C                                 2,348         136,724
Biomet Inc                                           2,347          83,600
Biogen Idec Inc*                                     3,156         135,108
H&R Block Inc                                        3,212          78,501
Boston Scientific Co*                                5,512         145,958
Bristol-Myers Squibb                                18,157         392,010
Brown-Forman Corp                                      879          60,440
Campbell Soup Co                                     1,775          53,623
Cardinal Health Inc                                  3,992         255,288
Caremark Rx Inc*                                     4,202         215,941
Cendant Corp                                         9,748         173,222
Chiron Corp*                                         1,039          46,028
Clorox Co                                            1,428          77,512
Coca-Cola Co/The                                    19,528         833,650
Coca-Cola Enterprise                                 2,839          54,566
Colgate-Palmolive Co                                 4,825         263,059
ConAgra Foods Inc                                    4,822         103,673
Constellation Brands*                                1,869          44,146
Convergys Corp*                                      1,500          24,900
Coventry Health Care*                                1,500          89,355
RR Donnelley & Sons                                  1,958          66,964
Equifax Inc                                          1,159          44,390
Express Scripts Inc*                                 1,382         116,724
Forest Laboratories*                                 3,126         122,133
Fortune Brands Inc                                   1,341         104,544
General Mills Inc                                    3,399         161,554
Genzyme Corp*                                        2,372         176,334
Gilead Sciences Inc*                                 4,325         219,234
Guidant Corp                                         2,986         184,176
HCA Inc                                              4,014         204,674
Health Management As                                 2,507          58,714
HJ Heinz Co                                          3,247         112,736
Hershey Co/The                                       1,733          93,998
Hospira Inc*                                         1,550          68,433
Humana Inc*                                          1,588          72,778
Johnson & Johnson                                   28,015       1,729,926
Kellogg Co                                           2,422         106,738
Kimberly-Clark Corp                                  4,393         259,099
King Pharmaceuticals*                                2,430          38,224
Kroger Co/The*                                       6,936         134,975
Lab. Corp Of America*                                1,202          62,372
Eli Lilly & Co                                      10,527         531,614
Manor Care Inc                                         938          36,985
McCormick & Co Inc                                   1,375          42,928
McKesson Corp                                        2,757         138,677
Medco Health Sol.*                                   2,741         147,055
Medimmune Inc*                                       2,295          82,413
Medtronic Inc                                       11,258         625,607
Merck & Co Inc                                      20,453         601,318
Millipore Corp*                                        423          26,970
Molson Coors Brewing                                   550          36,625
Monster Worldwide*                                   1,196          46,524
Moody's Corp                                         2,375         142,856
Mylan Laboratories                                   2,107          44,015
Patterson Cos Inc*                                   1,300          45,422
Paychex Inc                                          3,099         131,429
Pepsi Bottling Group                                 1,328          39,176
PepsiCo Inc                                         15,702         929,558
Pfizer Inc                                          69,052       1,463,902
Procter & Gamble Co                                 32,337       1,849,353
Quest Diagnostics                                    1,680          84,151
Reynolds American Inc                                  835          74,332
Robert Half International                            1,510          57,773
Safeway Inc*                                         4,202          97,697
St Jude Medical Inc*                                 3,342         159,647
Sara Lee Corp                                        7,296         131,766
Schering-Plough Corp                                13,695         264,587
Stryker Corp                                         2,754         119,248
Supervalu Inc                                        1,221          39,951
Sysco Corp                                           5,849         189,040
Tenet Healthcare*                                    4,695          36,715
Tyson Foods Inc                                      2,300          38,709
UST Inc                                              1,650          63,657
UnitedHealth Group I                                11,799         706,288
Watson Pharmaceutcal*                                1,136          37,897
WellPoint Inc (New)*                                 5,722         439,621
WM Wrigley Jr Co                                     1,807         123,942
Wyeth                                               12,429         516,549
Zimmer Holdings Inc*                                 2,250         141,008
                                                             -------------
Total Consumer, Non-Cyclical                                    22,231,072
                                                             -------------

Energy (8.97%)
Amerada Hess Corp                                      731          89,562
Anadarko Petroleum                                   2,209         200,157
Apache Corp                                          3,084         201,324
BJ Services Co*                                      2,948         108,044
Baker Hughes Inc                                     3,175         182,086
Burlington Resources                                 3,573         258,149
Chevron Corp                                        21,177       1,213,654
ConocoPhillips                                      13,104         792,923
Devon Energy Corp                                    4,375         263,375
EOG Resources Inc                                    2,186         156,846
El Paso Corp                                         5,972          65,632
Exxon Mobil Corp                                    59,430       3,448,723
Halliburton Co                                       4,731         301,128
Kerr-McGee Corp                                      1,069          92,415
Kinder Morgan Inc                                      971          87,973
Marathon Oil Corp                                    3,391         201,052
Murphy Oil Corp                                      1,500          74,190
National-Oilwell Inc*                                1,644          99,659
Occidental Petroleum                                 3,705         293,807
Rowan Cos Inc*                                       1,121          40,221
Schlumberger Ltd                                     5,450         521,729
Sunoco Inc                                           1,306         100,823
Valero Energy Corp                                   2,876         276,671
Williams Cos Inc                                     5,523         118,745
XTO Energy Inc                                       3,449         140,340
Nabors Industries*                                   1,352          94,654
Noble Corp*                                          1,308          94,268
Transocean Inc*                                      3,035         193,754
Weatherford Internat*                                1,300          90,363
                                                             -------------
Total Energy                                                     9,802,267
                                                             -------------

Financial (20.52%)
Aflac Inc                                            4,794         230,112
Allstate Corp/The                                    6,185         346,979
AMBAC Financial Group                                1,027          78,761
American Express Co                                 11,691         601,151
American International Group                        24,396       1,637,947
Ameriprise Financial*                                2,178          91,585
AmSouth Bancorp                                      3,273          87,029
AON Corp                                             2,984         108,647
Apartment Investment                                   995          38,536
Archstone-Smith Trus                                 1,800          75,258
BB&T Corp                                            5,220         222,111
Bank of America Corp                                37,830       1,736,019
Bank of New York Co                                  7,238         234,511
Bear Stearns Cos Inc                                 1,041         115,541
Cigna Corp                                           1,182         132,999
CIT Group Inc                                        1,917          94,892
Capital One Financial                                2,744         227,917
Chubb Corp                                           1,778         172,182
Cincinnati Financial                                 1,551          69,066
Citigroup Inc                                       48,711       2,364,919
Comerica Inc                                         1,531          88,293
Compass Bancshares                                   1,184          57,377
Countrywide Financial                                5,526         192,360
E*Trade Financial Co*                                3,742          73,044
Equity Office Proper                                 3,757         117,143
Equity Residential                                   2,684         109,400
Freddie Mac                                          6,409         400,242
Fannie Mae                                           8,949         429,999
Federated Investors                                    848          30,986
Fifth Third Bancorp                                  5,272         212,303
First Horizon Nation                                 1,238          48,183
Franklin Resources                                   1,429         132,726
Golden West Financial                                2,453         158,930
Goldman Sachs Group                                  4,422         570,261
Hartford Financial Services                          2,734         238,870
Huntington Bancshare                                 2,325          55,707
JPMorgan Chase & Co                                 33,124       1,266,993
Janus Capital Group                                  2,377          45,567
Jefferson-Pilot Corp                                 1,373          76,270
Keycorp                                              3,787         125,577
Lehman Brothers Holdings                             2,543         320,418
Lincoln National                                     1,656          86,079
Loews Corp                                           1,256         121,304
M&T Bank Corp                                          759          82,139
MBIA Inc                                             1,215          75,063
MBNA Corp                                           11,813         316,234
MGIC Investment Corp                                   844          54,944
Marsh & McLennan Cos                                 4,930         152,288
Marshall & Ilsley Co                                 1,948          83,725
Mellon Financial                                     3,900         131,196
Merrill Lynch & Co                                   8,777         582,968
Metlife Inc                                          7,147         367,642
Morgan Stanley                                      10,169         569,769
National City Corp                                   5,495         186,335
North Fork Bancorpor                                 4,563         123,201
Northern Trust Corp                                  1,883          99,215
PNC Financial Service                                2,626         167,460
T Rowe Price Group                                   1,113          80,080
Principal Financial                                  2,807         142,231
Progressive Corp/The                                 1,852         227,777
Prologis                                             2,348         106,505
Prudential Financial                                 4,888         378,331
Public Storage Inc                                     800          56,480
Regions Financial Co                                 4,376         147,427
SLM Corp                                             3,909         205,418
Safeco Corp                                          1,187          66,769
St Paul Travelers Co                                 6,238         290,254
Charles Schwab Corp*                                 9,795         149,374
Simon Property Group                                 1,750         135,293
Sovereign Bancorp In                                 3,448          75,373
State Street Corp                                    3,154         181,954
SunTrust Banks Inc                                   3,446         250,662
Synovus Financial Co                                 2,906          81,804
Torchmark Corp                                         987          53,416
US Bancorp                                          17,013         515,154
UnumProvident Corp                                   2,983          65,626
Vornado Realty Trust                                 1,100          93,885
Wachovia Corp                                       14,864         793,738
Washington Mutual                                    9,297         382,943
Wells Fargo & Co                                    15,924       1,000,823
Zions Bancorporation                                   853          64,512
ACE Ltd                                              2,936         162,948
XL Capital Ltd                                       1,349          89,547
                                                             -------------
Total Financial                                                 22,414,697
                                                             -------------

Industrial (11.19%)
Agilent Technologies*                                4,615         164,571
Allied Waste Industr*                                2,502          21,042
American Power Conversion                            1,724          38,635
American Standard Co*                                1,757          66,907
Applera Corp - Appli                                 1,972          54,388
Ball Corp                                              990          40,808
Bemis Co                                             1,106          30,470
Black & Decker Corp                                    725          63,662
Boeing Co                                            7,696         524,790
Burlington Northern                                  3,482         230,439
CSX Corp                                             2,159         105,014
Caterpillar Inc                                      6,388         369,099
Cummins Inc                                            447          39,783
Danaher Corp                                         2,283         126,707
Deere & Co                                           2,255         156,384
Dover Corp                                           1,842          74,509
Eastman Kodak Co                                     2,684          64,335
Eaton Corp                                           1,440          91,757
Emerson Electric Co                                  3,881         293,442
FedEx Corp                                           2,838         277,046
Fisher Scientific In*                                1,154          74,410
Fluor Corp                                             774          57,353
General Dynamics Cor                                 1,851         211,569
General Electric Co                                 99,869       3,567,321
Goodrich Corp                                        1,231          47,418
Honeywell International                              7,897         288,556
ITT Industries Inc                                     899          97,775
Illinois Tool Works                                  1,979         174,686
Jabil Circuit Inc*                                   1,699          56,271
L-3 Communications                                   1,134          84,483
Leggett & Platt Inc                                  1,920          45,082
Lockheed Martin Corp                                 3,415         206,949
Masco Corp                                           4,084         121,581
Molex Inc                                            1,595          42,730
Norfolk Southern                                     3,784         167,404
Northrop Grumman                                     3,331         191,099
Pactiv Corp*                                         1,493          30,218
Pall Corp                                            1,225          34,006
Parker Hannifin Corp                                 1,073          73,404
PerkinElmer Inc                                      1,321          30,132
Power-One Inc*                                         892           5,548
Raytheon Co                                          4,248         163,208
Rockwell Automation                                  1,670          94,238
Rockwell Collins Inc                                 1,757          80,295
Ryder System Inc                                       677          28,725
Sanmina-SCI Corp*                                    5,243          21,706
Sealed Air Corp*                                       791          40,903
Snap-On Inc                                            609          22,758
Solectron Corp*                                      9,768          35,067
Stanley Works/The                                      670          32,160
Symbol Technologies                                  2,853          32,610
Tektronix Inc                                          880          22,519
Textron Inc                                          1,233          97,284
Thermo Electron Corp*                                1,602          49,422
3M Co                                                7,154         561,446
Tyco International                                  18,734         534,294
Union Pacific Corp                                   2,402         183,849
United Parcel Servic                                10,344         805,798
United Technologies                                  9,681         521,225
Vulcan Materials Co                                    968          64,566
Waste Management Inc                                 5,228         156,369
Waters Corp*                                         1,083          42,486
Cooper Industries Lt                                   903          65,684
Ingersoll-Rand Co                                    3,052         120,951
                                                             -------------
Total Industrial                                                12,219,345
                                                             -------------

Technology (11.44%)
Adobe Systems Inc                                    4,534         147,854
Advanced Micro Device*                               3,687          96,526
Affiliated Computer*                                 1,205          67,215
Altera Corp*                                         3,445          62,906
Analog Devices Inc                                   3,480         131,962
Apple Computer Inc*                                  7,668         520,044
Applied Materials Inc                               15,309         277,246
Applied Micro Circuit*                               3,100           8,184
Autodesk Inc                                         2,088          87,111
Automatic Data Processing                            5,374         252,578
BMC Software Inc*                                    2,233          45,754
Broadcom Corp*                                       2,836         131,987
Citrix Systems Inc*                                  1,744          47,332
Computer Associates                                  4,390         125,159
Computer Sciences Co*                                1,690          84,889
Compuware Corp*                                      3,895          35,951
Dell Inc*                                           22,435         676,640
EMC Corp/Massachuset*                               22,360         311,475
Electronic Arts Inc*                                 2,829         159,442
Electronic Data System                               4,789         110,386
First Data Corp                                      7,240         313,275
Fiserv Inc*                                          1,768          80,462
Freescale Semicon/B*                                 3,839          99,046
Gateway Inc*                                         3,760          11,430
Hewlett-Packard Co                                  26,781         794,592
IMS Health Inc                                       2,133          52,152
Intel Corp                                          57,289       1,528,471
International Business Machines                     15,022       1,335,456
Intuit Inc*                                          1,703          91,230
Kla-Tencor Corp*                                     1,959         100,281
LSI Logic Corp*                                      3,860          31,691
Lexmark Intl*                                        1,056          50,287
Linear Technology Co                                 2,817         105,102
Maxim Integrated Products                            3,002         109,723
Mercury Interactive*                                   849          23,602
Microsoft Corp                                      86,782       2,404,729
Micron Technology*                                   5,662          80,740
NCR Corp*                                            1,875          63,656
National Semiconductor                               3,203          82,894
Network Appliance In*                                3,359          97,814
Novell Inc*                                          3,782          29,424
Novellus Systems Inc*                                1,406          34,686
Nvidia Corp*                                         1,524          55,123
Oracle Corp*                                        35,552         446,889
PMC - Sierra Inc*                                    1,841          14,489
Parametric Tech*                                     2,707          15,836
Pitney Bowes Inc                                     2,120          88,319
QLogic Corp*                                           993          32,829
Siebel Systems Inc*                                  5,112          53,676
Sun Microsystems Inc*                               31,638         119,275
Teradyne Inc*                                        2,030          29,699
Texas Instruments                                   15,483         502,888
Unisys Corp*                                         3,371          20,732
Xilinx Inc                                           3,304          87,358
Xerox Corp*                                          9,156         130,015
                                                             -------------
Total Technology                                                12,498,510
                                                             -------------

Utilities (3.19%)
AES Corp/The*                                        6,111          96,370
Allegheny Energy Inc*                                1,381          38,433
Ameren Corp                                          1,912         100,304
American Electric Power                              3,669         134,065
CMS Energy Corp*                                     2,062          28,827
Calpine Corp*                                        4,357           2,222
Centerpoint Energy                                   2,697          35,654
Cinergy Corp                                         1,882          77,313
Consolidated Edison                                  2,227         101,418
Constellation Energy                                 1,672          88,599
DTE Energy Co                                        1,568          68,428
Dominion Resources                                   3,130         237,724
Duke Energy                                          8,747         234,944
Dynegy Inc*                                          3,790          18,154
Edison International                                 2,978         134,367
Entergy Corp                                         1,978         138,460
Exelon Corp                                          6,194         322,336
FPL Group Inc                                        3,678         155,910
FirstEnergy Corp                                     3,118         146,421
KeySpan Corp                                         1,600          53,696
Nicor Inc                                              460          18,446
NiSource Inc                                         2,493          53,674
PG&E Corp*                                           3,392         124,758
PPL Corp                                             3,632         106,781
Peoples Energy Corp                                    383          13,761
Pinnacle West Capital                                  969          40,204
Progress Energy Inc                                  2,285         102,322
Public Service Enterprise                            2,191         137,420
Sempra Energy                                        2,396         105,304
Southern Co/The                                      6,912         239,916
TECO Energy Inc                                      1,982          34,665
TXU Corp                                             2,190         224,760
Xcel Energy Inc                                      3,728          69,005
                                                             -------------
Total Utilities                                                  3,484,661
                                                             -------------
Total Common Stock                                             106,171,353
                                                             -------------

Short-Term Investments (2.63%)                   Par Value
United States Treasury Bill 12/15/2005             100,000          99,854
United States Treasury Bill 01/26/2006             500,000         497,024
United States Treasury Bill 02/16/2006           2,300,000       2,281,612
                                                             -------------
Total Short-Term Investments                                     2,878,490
                                                             -------------

Total Investments Cost($84,094,654) (99.83%)                   109,049,843
Net Other Assets (0.17%)                                           190,932
                                                             -------------
Net Assets (100%)                                              109,240,775
                                                             -------------

FUTURES HELD                                                            10
Unrealized Appreciation                                             32,000

At 11/30/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                             84,094,654
Unrealized Appreciation                                         34,859,552
Unrealized Depreciation                                         (9,872,363)
                                                             -------------
Net Unrealized Appreciation(Depreciation)                       24,987,189
                                                             -------------

----------------------------------------------
S&P MIDCAP INDEX FUND
----------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
COMMON STOCK (98.11%)
Basic Materials (3.43%)                             Shares           Value
Airgas Inc                                          10,448         324,933
Albemarle Corp                                       5,886         216,605
Bowater Inc                                          8,349         259,236
Cabot Corp                                           9,435         330,697
Chemtura Corp.                                      36,519         440,054
Cytec Industries Inc                                 6,064         274,639
FMC Corp*                                            5,734         304,877
Ferro Corp                                           6,436         121,640
Glatfelter                                           6,114          88,164
Longview Fibre Co                                    7,663         162,915
Lubrizol Corp                                       10,401         439,026
Lyondell Chemical Co                                31,454         799,875
Minerals Technologies                                3,079         174,333
Olin Corp                                           10,642         204,859
Potlatch Corp                                        4,440         214,630
RPM International In                                17,583         327,044
Rayonier Inc                                        11,596         460,825
Sensient Technologies                                7,064         128,353
Steel Dynamics Inc                                   5,891         203,946
Valspar Corp                                        15,448         388,517
                                                             -------------
Total Basic Materials                                            5,865,168
                                                             -------------

Communications (5.07%)
Adtran Inc                                          10,317         304,971
Avocent Corp*                                        7,475         219,317
Belo Corp                                           14,813         322,923
Catalina Marketing                                   6,181         163,611
Checkfree Corp*                                     13,894         650,934
Cincinnati Bell Inc*                                36,800         143,520
CommScope Inc*                                       8,375         171,771
Emmis Communications*                                5,627         117,267
Entercom Communications*                             5,843         186,100
F5 Networks Inc*                                     5,901         311,750
Harris Corp                                         20,474         912,731
Harte-Hanks Inc                                      8,984         235,920
Lee Enterprises Inc                                  6,807         261,525
Macromedia Inc*                                     11,743         526,791
McAfee Inc*                                         25,435         707,347
Media General Inc                                    3,593         182,165
Newport Corp*                                        5,975          82,455
Plantronics Inc                                      7,361         203,311
Polycom Inc*                                        14,723         241,604
Powerwave Technologies*                             16,948         212,867
RSA Security Inc*                                   10,887         141,531
RF Micro Devices Inc*                               28,136         159,812
Reader's Digest Asso                                14,939         232,003
Scholastic Corp*                                     5,526         183,850
Telephone & Data Sys                                 8,193         299,454
Telephone & Data Sys Special SHS*                    8,193         287,165
3Com Corp*                                          57,072         206,601
Utstarcom Inc*                                      15,917         131,952
Washington Post                                        935         689,095
Westwood One Inc*                                   10,373         188,166
                                                             -------------
Total Communications                                             8,678,508
                                                             -------------

Consumer, Cyclical (14.88%)
Abercrombie & Fitch                                 13,475         826,287
Advance Auto Parts*                                 16,848         713,344
Aeropostale Inc*                                     8,352         207,714
Airtran Holdings Inc*                               13,441         201,884
Alaska Air Group Inc*                                4,145         145,738
American Eagle Outfitters                           21,006         478,097
AnnTaylor Stores Cor*                               11,187         339,302
Applebees International                             12,164         278,799
ArvinMeritor Inc                                    10,508         139,756
BJ's Wholesale Club*                                10,426         276,185
Bandag Inc                                           1,801          77,173
Barnes & Noble Inc*                                  8,463         341,397
Beazer Homes USA Inc                                 6,400         447,808
Bob Evans Farms Inc                                  5,416         130,959
Borders Group Inc                                   11,265         229,693
BorgWarner Inc                                       8,727         523,620
Boyd Gaming Corp                                     6,637         321,098
Brinker International*                              13,542         537,347
CBRL Group Inc                                       7,129         263,702
CDW Corp                                             9,676         567,497
Callaway Golf Co                                    10,626         155,671
Carmax Inc*                                         16,038         439,762
Cheesecake Factory/T*                               12,071         442,281
Chico's FAS Inc*                                    27,796       1,226,082
Claire's Stores Inc                                 15,250         435,083
Copart Inc*                                         10,634         267,764
Dollar Tree Stores*                                 16,945         389,057
Fastenal Co                                         19,138         759,779
Foot Locker Inc                                     24,093         525,709
Furniture Brands Int                                 7,964         158,882
Gamestop Corp Cl A*                                  8,700         292,668
GTECH Holdings Corp                                 19,274         589,784
HNI Corp                                             8,507         427,817
Harman International                                10,159         990,503
Hovnanian Enterprise*                                5,459         272,077
Ingram Micro Inc*                                   17,700         332,406
International Speedway                               5,433         296,479
JetBlue Airways Corp*                               14,431         266,108
Lear Corp                                           10,072         280,404
MSC Indust'l Direct                                  8,200         320,538
Macrovision Corp*                                    7,461         115,944
Michaels Stores Inc                                 20,823         778,780
Herman Miller Inc                                   10,488         320,828
Modine Manufacturing                                 5,317         177,003
Mohawk Industries In*                                8,087         711,494
99 Cents Only Stores*                                7,381          71,079
O'Reilly Automotive*                                17,198         523,507
Outback Steakhouse                                  10,275         413,877
Pacific Sunwear Of California*                      11,138         294,711
Payless Shoesource *                                10,216         233,436
Petsmart Inc                                        21,889         521,396
Pier 1 Imports Inc                                  12,956         164,541
Polo Ralph Lauren                                    9,300         498,480
Proliance Intl Inc*                                  1,135           6,197
Regis Corp                                           6,709         268,025
Ross Stores Inc                                     22,424         616,660
Ruby Tuesday Inc                                     9,622         234,007
Ryland Group Inc                                     7,133         510,295
Saks Inc                                            21,865         361,428
Tech Data Corp*                                      8,752         344,041
Thor Industries Inc                                  5,315         203,671
Timberland Co*                                       8,482         280,669
Toll Brothers Inc*                                  18,142         624,085
Urban Outfitters Inc*                               16,924         522,275
Williams-Sonoma Inc*                                17,864         775,119
                                                             -------------
Total Consumer, Cyclical                                        25,487,801
                                                             -------------

Consumer, Non-Cyclical (18.6%)
Adesa Inc                                           13,753         327,734
Advanced Medical Opt*                               10,144         430,207
Alliance Data Sys*                                  10,716         413,316
American Greetings                                  10,349         271,144
Apria Healthcare Gro*                                7,272         177,873
Banta Corp                                           3,740         188,870
Barr Pharmaceuticals*                               16,377         939,221
Beckman Coulter Inc                                  9,287         517,193
Blyth Inc                                            4,097          81,121
Career Education Cor*                               15,778         588,519
Cephalon Inc*                                        8,705         442,649
Charles River Labora*                               11,019         502,026
ChoicePoint Inc*                                    13,910         601,329
Church & Dwight Inc                                  9,809         325,855
Community Health Sys*                               13,798         553,162
Corinthian Colleges*                                13,615         164,878
Corporate Executive                                  6,118         529,268
Covance Inc*                                         9,420         447,827
Cytyc Corp*                                         17,018         468,165
Dean Foods Co*                                      22,960         876,842
Deluxe Corp                                          7,536         244,392
Dentsply Internation                                12,239         680,856
DeVry Inc*                                           9,001         209,003
Education Management*                               10,239         345,566
Edwards Lifesciences*                                9,239         369,468
Gartner Inc*                                         8,831         119,042
Gen-Probe Inc*                                       7,775         358,972
Health Net Inc*                                     17,459         890,933
Hillenbrand Industries                               9,417         457,666
Hormel Foods Corp                                   11,248         368,934
ITT Educational Serv*                                5,792         355,455
Inamed Corp*                                         5,575         467,408
Intuitive Surgical*                                  5,351         597,814
Invitrogen Corp*                                     8,140         542,531
IVAX Corp*                                          33,025         989,429
Kelly Services Inc                                   3,006          83,567
Korn/Ferry International*                            6,330         109,003
Laureate Education*                                  7,397         374,066
LifePoint Hospitals*                                 8,793         334,574
Lincare Holdings Inc*                               15,056         646,354
MPS Group Inc*                                      15,386         193,402
Manpower Inc                                        13,487         626,471
Martek Biosciences Corp*                             4,656         122,034
Millennium Pharmaceutical*                          47,416         498,342
Omnicare Inc                                        16,230         924,299
Pacificare Health Sy*                               13,436       1,156,033
Par Pharmaceutical C*                                5,082         135,232
PepsiAmericas Inc                                    9,593         219,296
Perrigo Co                                          13,259         192,256
Protein Design Labs*                                16,508         459,748
Quanta Services Inc*                                18,128         256,511
Renal Care Group Inc*                               10,476         491,848
Rent-A-Center Inc*                                  11,543         225,666
Rollins Inc                                          4,584          93,284
Ruddick Corp                                         5,308         107,275
Henry Schein Inc*                                   13,392         571,169
Scotts Co/The                                        6,960         326,563
Sepracor Inc*                                       16,238         892,765
Smithfield Foods Inc*                               15,460         451,896
JM Smucker Co/The                                    8,768         397,629
Sotheby's Holdings*                                  6,843         130,222
Steris Corp*                                        10,396         261,148
Techne Corp*                                         5,954         329,018
Tootsie Roll Industries                              3,893         117,608
Triad Hospitals Inc*                                13,192         562,771
Tupperware Corp                                      8,157         188,182
United Rentals Inc*                                 10,243         216,742
Universal Corp/Richm                                 3,844         155,221
Universal Health Ser                                 8,752         419,396
VCA Antech Inc*                                     12,729         355,903
Valassis Communication*                              7,692         233,991
Valeant Pharmaceutical                              13,717         226,056
Varian Medical System*                              20,039       1,018,382
Vertex Pharmaceutical*                              14,686         374,493
Whole Foods Market                                  10,372       1,527,588
                                                             -------------
Total Consumer, Non-Cyclical                                    31,850,669
                                                             -------------

Diversified (0.35%)
Leucadia National Co                                12,585         596,277
                                                             -------------
Total Diversified                                                  596,277
                                                             -------------

Energy (9.57%)
Arch Coal Inc                                        9,810         755,762
Cooper Cameron Corp*                                 8,606         685,296
Denbury Resources In*                               17,632         399,188
ENSCO International                                 23,391       1,107,798
Equitable Resources                                 18,716         699,791
FMC Technologies Inc*                               10,560         433,910
Forest Oil Corp*                                     8,259         370,086
Grant Prideco Inc*                                  19,538         750,064
Hanover Compressor*                                 12,681         171,447
Helmerich & Payne In                                 7,914         459,170
National Fuel Gas Co                                12,902         416,090
Newfield Exploration*                               19,436         899,109
Noble Energy Inc                                    26,818       1,002,189
Patterson-UTI Energy                                26,404         824,861
Peabody Energy Corp                                 20,100       1,585,086
Pioneer Natural Reso                                21,730       1,106,709
Plains Exploration*                                 12,068         511,683
Pogo Producing Co                                    9,142         447,958
Pride International*                                24,380         726,280
Questar Corp                                        13,108         977,332
Smith International*                                32,620       1,232,710
Tidewater Inc                                        9,097         411,184
Western Gas Resource                                 8,801         419,632
                                                             -------------
Total Energy                                                    16,393,336
                                                             -------------

Financial (17.38%)
AMB Property Corp                                   13,092         612,182
Allmerica Financial*                                 8,007         319,880
American Financial                                   7,155         265,808
AmeriCredit Corp*                                   21,493         533,026
AmerUs Group Co                                      5,917         347,505
Associated Banc-Corp                                20,923         685,856
Astoria Financial Co                                13,782         389,755
Bank of Hawaii Corp                                  8,021         413,964
WR Berkley Corp                                     17,180         800,932
Brown & Brown Inc                                   17,064         497,928
Cathay Gen Bancorp                                   7,700         292,600
City National Corp/B                                 6,350         463,741
Colonial BancGroup                                  23,637         588,798
Commerce Bancorp Inc                                25,207         849,224
Cullen/Frost Bankers                                 7,058         380,144
Developers Div Rlty                                 16,676         755,423
Eaton Vance Corp                                    19,982         549,105
AG Edwards Inc                                      11,808         520,379
Fidelity National Title Class A*                     4,567         104,128
Fidelity National Fin                               26,101         987,140
First American Corp                                 14,583         686,130
FirstMerit Corp                                     12,623         336,529
Arthur J Gallagher &                                14,522         442,195
Greater Bay Bancorp                                  7,651         203,823
HCC Insurance Holdin                                16,192         494,666
Highwoods Properties                                 8,059         232,341
Horace Mann Educator                                 6,562         124,284
Hospitality Properti                                11,061         455,603
Independence Communi                                11,493         455,583
IndyMac Bancorp Inc                                  9,727         372,350
Investors Financial                                  9,981         376,783
Jefferies Group Inc                                  7,564         332,892
LaBranche & Co Inc*                                  8,363          89,317
Legg Mason Inc                                      17,246       2,115,222
Liberty Property Tru                                13,528         574,399
The Macerich Co                                      9,141         621,405
Mack-Cali Realty Cor                                 9,477         418,599
Mercantile Bankshare                                12,581         747,437
Mercury Gen Corp                                     5,400         320,220
New Plan Excel Realt                                15,955         381,005
New York Community B                                36,934         614,951
Ohio Casualty Corp*                                  9,869         292,122
Old Republic Interna                                28,157         748,976
PMI Group Inc/The                                   14,114         573,028
Protective Life Corp                                10,718         473,521
Radian Group Inc                                    13,070         739,239
Raymond James Financ                                 8,774         317,970
Regency Centers                                      9,759         566,510
SVB Financial Group*                                 5,420         260,648
Stancorp Financial G                                 4,267         439,672
TCF Financial Corp                                  17,528         481,319
Texas Regional Banc                                  6,175         180,001
United Dominion Real                                21,059         471,511
Unitrin Inc                                          7,051         334,076
Waddell & Reed Finan                                12,404         264,701
Washington Federal I                                12,998         315,461
Webster Financial Co                                 8,067         386,087
Weingarten Realty In                                12,387         467,857
Westamerica Bancorporation                           5,020         274,293
Wilmington Trust Cor                                10,406         421,339
Everest Re Group Ltd                                 9,520       1,000,742
                                                             -------------
Total Financial                                                 29,762,323
                                                             -------------

Industrial (12.85%)
AGCO Corp*                                          13,548         229,368
Alexander & Baldwin                                  6,522         326,230
Alliant Techsystems*                                 5,672         430,391
Ametek Inc                                          10,760         458,484
Amphenol Corp-Cl A*                                 13,676         571,247
Arrow Electronics In*                               18,183         563,673
Avnet Inc*                                          22,398         503,955
Brink's Co/The                                       9,013         416,040
CH Robinson Worldwid*                               26,302       1,063,916
CNF Inc                                              8,052         458,964
Carlisle Cos Inc                                     4,658         319,539
Crane Co                                             7,609         241,129
Donaldson Co Inc                                    10,528         352,056
Dycom Industries Inc*                                6,201         126,686
Energizer Holdings*                                 10,889         573,959
Expeditors International                            16,344       1,160,587
Federal Signal Corp                                  7,404         120,981
Flowserve Corp*                                      8,293         309,826
GATX Corp                                            7,718         290,506
Gentex Corp                                         24,070         453,238
Graco Inc                                           10,349         376,497
Granite Construction                                 5,096         189,113
Harsco Corp                                          6,427         427,074
Hubbell Inc                                          9,223         447,408
JB Hunt Transport Se                                19,452         435,530
Jacobs Engineering*                                  8,932         580,312
Joy Global Inc                                      12,500         661,125
Kemet Corp*                                         12,051          96,408
Kennametal Inc                                       5,927         324,740
Lancaster Colony Cor                                 3,989         155,571
Martin Marietta Mate                                 7,076         531,478
Mine Safety Appl Co                                  4,100         159,121
National Instruments                                 8,425         217,449
Nordson Corp                                         5,052         201,171
Overseas Shipholding                                 4,584         233,601
Packaging Corp of Am                                 9,625         223,204
Pentair Inc                                         15,695         599,549
Plexus Corp*                                         6,712         144,308
Precision Castparts                                 20,424       1,041,420
Republic Services In                                19,003         681,258
SPX Corp                                            11,273         530,733
Sequa Corp*                                            959          60,609
Sonoco Products Co                                  15,251         437,399
Stericycle Inc*                                      6,730         412,684
Swift Transportation*                                8,057         157,756
Tecumseh Products Co                                 2,574          57,452
Teleflex Inc                                         6,312         417,665
Thomas & Betts Corp*                                 8,139         325,886
Timken Co                                           12,700         393,446
Trinity Industries I                                 6,624         275,823
Varian Inc*                                          4,971         208,583
Vishay Intertechnolo*                               28,321         363,358
Werner Enterprises I                                 7,985         163,453
Worthington Industri                                10,993         223,048
Yellow Roadway Corp*                                 8,889         418,761
York International C                                 6,434         362,170
Zebra Technologies C*                               11,084         500,221
                                                             -------------
Total Industrial                                                22,006,158
                                                             -------------

Technology (9.96%)
Activision Inc*                                     41,762         555,852
Acxiom Corp                                         12,066         267,624
Advent Software Inc*                                 2,409          68,994
Anteon Intl Corp*                                    4,800         205,776
Atmel Corp*                                         66,492         222,748
BISYS Group Inc/The*                                18,125         242,875
CSG Systems Internat*                                7,566         181,584
Cabot Microelectroni*                                3,453         106,801
Cadence Design Sys*                                 42,761         732,924
Ceridian Corp*                                      22,386         537,264
Certegy Inc                                          9,361         376,406
Cognizant Technology*                               21,049       1,022,771
Credence Systems Cor*                               15,279         123,913
Cree Inc*                                           11,481         308,035
Cypress Semiconducto*                               20,579         308,685
DST Systems Inc*                                    10,768         640,373
Diebold Inc                                         10,758         418,056
Dun & Bradstreet Cor*                               10,357         673,205
Fair Isaac Corp                                     10,098         462,690
Fairchild Semiconductor*                            17,960         311,426
Jack Henry & Associa                                11,501         220,129
Imation Corp                                         5,229         229,867
Integrated Device Te*                               30,577         366,312
International Rectif*                               10,855         384,918
Intersil Corp                                       23,584         604,930
Lam Research Corp*                                  20,954         786,613
Lattice Semiconductor*                              15,799          77,257
MEMC Elec Materials*                                24,100         539,358
McData Corp*                                        23,849          86,810
Mentor Graphics Corp*                               12,132         108,703
Micrel Inc*                                         10,145         122,552
Microchip Technology                                32,196       1,074,059
MoneyGram International                             13,135         339,934
Reynolds & Reynolds                                  7,900         215,196
SEI Investments Co                                   9,811         400,779
SRA Intl Inc*                                        5,600         171,528
Sandisk Corp*                                       27,936       1,426,412
Semtech Corp*                                       11,112         221,240
Silicon Laboratories*                                6,836         265,579
Sybase Inc*                                         14,271         320,384
Synopsys Inc*                                       21,775         425,048
Transaction Systems*                                 5,505         160,196
Triquint Semiconduct*                               21,558          97,011
Western Digital*                                    32,767         488,884
Wind River Systems I*                               11,457         157,877
                                                             -------------
Total Technology                                                17,059,577
                                                             -------------

Utilities (6.02%)
AGL Resources Inc                                   11,946         422,530
Alliant Energy Corp                                 17,932         508,372
Aqua America Inc                                    14,791         547,119
Aquila Inc*                                         55,970         198,694
Black Hills Corp                                     4,871         178,035
DPL Inc                                             19,480         497,714
Duquesne Light Holdi                                11,535         195,518
Energy East Corp                                    22,642         530,955
Great Plains Energy                                 11,168         324,542
Hawaiian Electric In                                12,109         320,162
Idacorp Inc                                          6,334         180,582
MDU Resources Group                                 18,448         605,648
Northeast Utilities                                 19,962         370,894
NSTAR                                               16,386         460,283
OGE Energy Corp                                     13,900         371,964
Oneok Inc                                           15,634         428,841
PNM Resources Inc                                   10,582         274,815
Pepco Holdings Inc                                  29,096         630,510
Puget Energy Inc                                    17,687         367,536
SCANA Corp                                          17,441         691,012
Sierra Pacific Resources*                           28,119         379,044
Vectren Corp                                        11,415         309,917
WGL Holdings Inc                                     7,305         222,218
WPS Resources Corp                                   5,854         314,828
Westar Energy Inc                                   12,885         291,459
Wisconsin Energy Cor                                17,952         681,278
                                                             -------------
Total Utilities                                                 10,304,470
                                                             -------------
Total Common Stocks                                            168,004,287
                                                             -------------

Short-Term Investments (2.38%)                   Par Value
United States Treasury Bills                       300,000         300,000
United States Treasury Bills                       400,000         399,435
United States Treasury Bills                     2,000,000       1,994,457
United States Treasury Bills                       600,000         596,439
United States Treasury Bills                       800,000         793,604
                                                             -------------
Total Short-Term Investments                                     4,083,935
                                                             -------------

Total Investments Cost ($127,815,489) (100.49%)                172,088,222
Net Other Assets (-0.49%)                                         (846,752)
                                                             -------------
Net Assets (100%)                                              171,241,470
                                                             -------------

FUTURES HELD                                                            11
Unrealized Appreciation                                            116,548

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                            127,815,489
Unrealized Appreciation                                         51,744,197
Unrealized Depreciation                                         (7,354,916)
                                                             -------------
Net Unrealized Appreciation (Depreciation)                      44,389,281
                                                             -------------

----------------------------------------------
S&P SMALLCAP INDEX FUND
----------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
COMMON STOCK (92.03%)
Basic Materials (2.99%)                             Shares           Value
Amcol International                                  1,466          29,833
Arch Chemicals Inc                                   1,194          33,969
Brush Engineered Mat*                                  769          12,219
Buckeye Technologies*                                1,716          13,076
Caraustar Industries*                                1,296          12,779
Carpenter Technology                                 1,124          73,678

Century Aluminum Co*                                 1,551          35,859
Chaparral Steel*                                     1,086          27,150
Cleveland-Cliffs Inc                                 1,096         104,438
Deltic Timber Corp                                     590          26,562
HB Fuller Co                                         1,462          45,293
Georgia Gulf Corp                                    1,693          47,167
MacDermid Inc                                        1,555          44,178
Material Sciences Co*                                  683           9,910
Neenah Paper*                                          750          21,045
OM Group Inc*                                        1,455          22,960
Omnova Solutions Inc*                                1,854           8,714
Penford Corp                                           400           5,320
PolyOne Corp*                                        4,408          25,434
 Pope & Talbot Inc                                     726           5,801
 Quaker Chemical Corp                                  439           7,871
RTI International Me*                                  966          36,032
 Reliance Steel & Alu                                1,463          94,378
Rock-Tenn Co                                         1,817          24,166
Ryerson Tull Inc*                                    1,152          26,024
Schulman A Inc                                       1,547          32,317
Schweitzer-Mauduit                                     770          18,334
Steel Technologies                                     654          17,324
Wausau Paper Corp                                    2,594          30,661
Wellman Inc                                          1,480          11,455
                                                             -------------
Total Basic Materials                                              903,947
                                                             -------------

Communications (2.99%)
Adaptec Inc*                                         5,637          28,016
Advo Inc                                             1,557          42,491
Aeroflex Inc*                                        3,808          41,774
Anixter Internationa                                 1,885          69,066
Applied Signal Tech.                                   560          10,063
Black Box Corp                                         903          42,179
Boston Communication*                                  889             969
C-COR Inc*                                           2,207          12,514
Commonwealth Telephone*                              1,151          39,894
Comtech Telecommunication*                           1,000          43,600
Digital Insight Corp*                                1,774          58,755
Ditech Communication*                                1,700          14,909
4Kids Entertainment*                                   613          10,023
General Communication*                               2,942          29,861
Harmonic Inc*                                        3,354          18,413
Internet Security Sy*                                2,484          56,784
Intrado Inc*                                           772          17,432
j2 Global Communication*                             1,188          56,703
MIVA Inc*                                            1,508           7,585
Napster Inc*                                         1,603           5,611
Thomas Nelson Inc                                      657          16,261
NETGEAR Inc*                                         1,200          23,160
Network Equipment Te*                                1,066           5,000
PC-Tel Inc*                                            942           8,535
Secure Computing*                                    1,900          26,106
Symmetricom Inc*                                     2,100          18,396
Tollgrade Communion*                                   630           6,867
Verity Inc*                                          1,734          22,854
Viasat Inc*                                          1,352          37,383
WebEx Communications*                                2,260          53,811
Websense Inc*                                        1,177          76,446
Zix Corp*                                            1,342           2,362
                                                             -------------
Total Communications                                               903,821
                                                             -------------

Consumer, Cyclical (17.25%)
ASV Inc*                                               900          22,518
Action Performance                                     824          10,424
Advanced Marketing S*                                  884           3,890
Angelica Corp                                          425           5,878
Applica Inc*                                         1,097           1,415
Arctic Cat Inc                                       1,013          21,253
Ashworth Inc*                                          600           5,106
Audiovox Corp*                                       1,050          14,543
Aztar Corp*                                          1,772          55,481
Bally Total Fitness*                                 1,577          11,055
Bassett Furniture In                                   556          10,025
Bell Microproducts*                                  1,276          10,974
Brown Shoe Co Inc                                      932          38,305
Building Material Ho                                   640          52,691
Burlington Coat Fact                                   890          35,280
CEC Entertainment In*                                1,917          68,629
Casey's General Stor                                 2,565          59,046
Cash America International                           1,344          30,442
Cato Corp/The                                        1,462          31,579
Champion Enterprises*                                3,614          52,295
Childrens Place*                                     1,078          53,469
Christopher & Banks                                  1,875          28,275
Coachmen Industries                                    746           9,049
Cost Plus Inc*                                       1,125          20,678
Dress Barn Inc*                                      1,408          46,999
Enesco Group Inc*                                      652           1,421
Ethan Allen Interior                                 1,913          71,355
Fedders Corp                                         1,460           3,197
The Finish Line Inc                                  2,500          43,150
Fleetwood Enterprise*                                2,730          31,149
Fred's Inc                                           2,010          33,386
Frontier Airlines In*                                1,612          13,154
G&K Services Inc                                     1,071          41,062
Genesco Inc*                                         1,118          44,329
Goody's Family Cloth                                 1,499          14,016
Group 1 Automotive*                                  1,153          35,593
Guitar Center Inc*                                   1,249          65,872
Gymboree Corp*                                       1,569          35,397
Hancock Fabrics Inc                                    863           3,884
Haverty Furniture Co                                 1,157          14,879
Hibbett Sporting Good*                               1,804          54,048
HOT Topic Inc*                                       2,397          37,154
Hughes Supply Inc                                    3,542         137,217
Ihop Corp                                            1,098          52,484
Insight Enterprises*                                 2,482          51,700
Interface Inc*                                       2,381          19,834
J Jill Group Inc/The*                                1,026          18,786
Jack in the Box Inc*                                 1,872          62,899
Jakks Pacific Inc*                                   1,204          24,538
Jo-Ann Stores Inc*                                   1,070          13,610
JOS A Bank Clothiers*                                  600          30,006
K-Swiss Inc                                          1,313          41,005
K2 Inc*                                              1,826          18,552
Kellwood Co                                          1,393          32,206
La-Z-Boy Inc                                         2,673          35,738
Landry's Restaurants                                   826          22,343
Lenox Group Inc.*                                      632           7,812
Libbey Inc                                             640           7,597
Linens 'N Things Inc*                                2,240          57,366
Lone Star Steakhouse                                 1,092          25,302
Longs Drug Stores Co                                 1,414          60,279
MDC Holdings Inc                                     1,674         114,050
M/I Homes, Inc.                                        700          30,625
Marcus Corp                                          1,435          34,813
Men's Wearhouse Inc*                                 2,743          80,370
Meritage Homes Corp*                                 1,350          89,735
Mesa Air Group Inc*                                  1,462          15,029
Mobile Mini Inc*                                       664          33,200
Monaco Coach Corp                                    1,505          22,319
Movie Gallery Inc                                    1,719           8,475
Multimedia Games Inc*                                1,431          14,568
NVR Inc*                                               240         164,940
National Presto Indu                                   327          14,568
Nautilus Inc                                         1,674          29,630
O'Charleys Inc*                                        966          14,017
Oshkosh Truck Corp                                   4,018         180,529
Owens & Minor Inc                                    2,015          57,145
Oxford Industries In                                   832          46,941
PF Chang's China Bis*                                1,312          67,502
Panera Bread Co*                                     1,547         105,196
Papa John's Internat*                                  632          34,419
Pegasus Solutions In*                                1,159           8,240
PEP Boys-Manny Moe &                                 3,075          44,126
Phillips-Van Heusen                                  1,978          67,034
Pinnacle Entertainme*                                1,726          41,234
Polaris Industries                                   2,204         108,966
Quiksilver Inc*                                      5,824          71,519
Rare Hospitality Int*                                1,744          55,860
Red Robin Gourmet*                                     800          43,920
Russell Corp                                         1,674          26,499
Ryan's Restaurant Gr*                                2,086          24,803
SCP Pool Corp                                        2,736         106,512
Scansource Inc*                                        643          38,123
School Specialty Inc*                                  975          35,919
Select Comfort Corp*                                 1,867          44,752
ShopKo Stores Inc*                                   1,351          38,747
Shuffle Master Inc*                                  1,755          49,158
Skyline Corp                                           400          15,300
Skywest Inc                                          2,979          88,476
Sonic Corp*                                          3,046          90,131
Sonic Automotive Inc                                 1,573          32,718
Stage Stores Inc*                                    1,338          40,020
Standard Motor Produ                                   916           8,143
Standard-Pacific Cor                                 3,490         131,538
Steak N Shake Co/The*                                1,277          22,028
Stein Mart Inc*                                      1,360          23,528
Stride Rite Corp                                     1,831          25,158
Superior Industries                                  1,200          27,372
Too Inc*                                             1,767          55,890
Toro Co                                              2,194          88,177
Tractor Supply Co*                                   1,961         105,619
Triarc Cos                                           3,265          48,779
Ultimate Electronics*                                  680              10
United Stationers In*                                1,737          85,113
WMS Industries Inc*                                  1,545          38,362
Wabash National Corp*                                1,723          34,202
Watsco Inc                                           1,366          85,717
Winnebago Industries                                 1,700          57,137
Wolverine World Wide                                 3,060          66,463
World Fuel Services                                  1,200          41,220
Zale Corp*                                           2,667          74,409
                                                             -------------
Total Consumer, Cyclical                                         5,210,610
                                                             -------------

Consumer, Non-Cyclical (15.89%)
ABM Industries Inc                                   2,508          54,047
Aaron Rents Inc                                      2,547          52,901
Administaff Inc*                                     1,236          55,682
Advanced Medical Opt*                                  100           4,241
Alliance One Inter.                                  4,676          14,309
Alpharma Inc                                         2,187          57,781
Amedisys Inc.*                                         743          32,974
American Healthways*                                 1,671          74,209
American Italian Pas                                   860           5,323
American Medical Sys*                                3,420          62,928
AMERIGROUP Corp*                                     2,538          47,359
Amsurg Corp*                                         1,551          37,395
Arbitron Inc*                                        1,587          61,258
Arqule Inc*                                          1,302           9,023
Arthrocare Corp*                                     1,179          45,097
Biolase Technology I                                 1,245           7,993
Biosite Inc*                                           803          47,361
Bowne & Co Inc                                       1,795          26,548
Bradley Pharmaceutic*                                  786           9,786
CDI Corp                                               607          17,142
CPI Corp                                               380           6,688
CNS Inc                                                700          16,100
Cambrex Corp                                         1,239          22,364
Centene Corp*                                        2,078          49,893
Central Parking Corp                                   968          13,542
Chemed Corp                                          1,244          63,071
Coinstar Inc*                                        1,000          24,300
Conmed Corp*                                         1,525          34,450
Connetics Corp*                                      1,800          23,868
Consolidated Graphic*                                  696          35,628
Cooper Cos Inc                                       2,376         130,205
Corn Products Intern                                 3,742          83,260
Cross Country Health*                                1,640          30,307
CryoLife Inc*                                        1,113           4,229
Curative Health Serv*                                  589             383
Cyberonics Inc*                                      1,199          33,824
DJ Orthopedics Inc.*                                 1,097          34,183
Datascope Corp                                         759          26,641
Delta & Pine Land Co                                 1,965          46,295
Diagnostic Products                                  1,191          54,250
Enzo Biochem Inc*                                    1,519          20,719
Flowers Foods Inc                                    2,891          74,935
Fossil Inc*                                          3,020          60,219
Gentiva Health Ser.*                                 1,227          20,135
Gevity HR Inc                                        1,500          42,495
Great Atlantic & Pac*                                  919          27,717
Haemonetics Corp/Mas*                                1,291          66,009
Hain Celestial Group*                                1,870          41,757
Hansen Natural Corp*                                   700          54,355
John H Harland Co                                    1,445          54,621
Healthcare Services                                  1,200          25,500
Heidrick & Struggles*                                  972          32,125
Hologic Inc*                                         1,046          74,339
Hooper Holmes Inc                                    3,007           8,780
ICU Medical Inc*                                       655          23,567
Idexx Laboratories*                                  1,782         127,502
Immucor Inc*                                         2,227          55,163
Integra LifeSciences*                                  965          35,261
Invacare Corp                                        1,604          54,793
iPayment Hldgs, Inc.*                                  600          24,012
J&J Snack Foods Corp                                   417          25,329
Kensey Nash Corp.*                                     574          13,139
LCA-Vision Inc                                         973          46,441
Labor Ready Inc*                                     2,823          62,332
Lance Inc                                            1,352          24,796
Laserscope*                                          1,100          23,672
MGI Pharma Inc*                                      3,614          71,340
MAXIMUS Inc                                          1,113          40,513
Medicis Pharmaceutic                                 2,912          92,922
Mentor Corp                                          1,955          95,287
Merit Medical System*                                1,295          16,576
Midas Inc*                                             700          13,216
NBTY Inc*                                            2,925          57,389
NCO Group Inc*                                       1,615          27,843
Nash Finch Co                                          581          15,611
Natures Sunshine Pro                                   669          12,316
Noven Pharmaceutical*                                1,200          16,212
OCA Inc*                                             2,332             886
Odyssey HealthCare*                                  1,878          34,781
On Assignment Inc*                                   1,167          12,895
Osteotech Inc*                                         821           2,956
PRG-Schultz International*                           2,943           2,678
Parexel International*                               1,339          27,543
Pediatrix Medical*                                   1,257         106,292
Peet's Coffee & Tea*                                   600          18,630
Performance Food Gro*                                1,978          56,175
Pharmaceutical Product*                              2,585         150,680
PolyMedica Corp                                      1,391          52,802
Possis Medical Inc*                                    932           9,320
Pre-Paid Legal Service                                 540          22,977
Ralcorp Holdings Inc*                                1,500          62,535
Regeneron Pharmaceutical*                            2,656          29,668
RehabCare Group Inc*                                   746          14,443
Resmed Inc*                                          3,470         141,576
Respironics Inc*                                     3,574         138,242
Rewards Network Inc*                                 1,161           6,687
Russ Berrie & Co Inc                                   958          11,170
SFBC Intl Inc*                                         739          15,586
Sanderson Farms Inc                                    718          25,575
Savient Pharmaceutic*                                2,760          10,322
Sierra Health Servic*                                1,332         104,189
Sourcecorp*                                            750          19,545
Spectrum Brands*                                     2,267          40,806
Spherion Corp*                                       3,098          30,360
Standard Register Co                                 1,313          19,459
Startek Inc                                            740          12,291
Sunrise Senior Living*                               2,100          70,140
SurModics Inc*                                         809          31,721
Sybron Dental Specia*                                1,978          86,518
Theragenics Corp*                                    1,389           4,223
TreeHouse Foods Inc*                                 1,600          31,552
USANA Health Science*                                  500          19,740
United Natural Foods*                                2,000          56,160
United Surgical Part*                                2,163          75,078
Vertrue Inc*                                           521          18,824
Viad Corp                                            1,109          33,769
Viasys Healthcare In*                                1,579          43,107
Vital Signs Inc                                        295          14,080
Volt Information Sci*                                  731          14,393
WD-40 Co                                               826          22,690
Watson Wyatt & Co Ho                                 2,252          60,624
                                                             -------------
Total Consumer, Non-Cyclical                                     4,799,461
                                                             -------------

Energy (8.11%)
Atwood Oceanics Inc*                                   711          50,474
Cabot Oil & Gas Corp                                 2,532         106,876
Cal Dive Internation*                                1,961         142,388
CARBO Ceramics Inc                                   1,024          60,396
Cimarex Energy Co*                                   4,323         168,208
Dril-Quip Inc*                                         400          20,400
Frontier Oil Corp                                    2,722         102,565
Headwaters Inc*                                      2,223          79,205
Hydril*                                              1,174          75,253
Input/Output Inc*                                    3,753          27,922
Lone Star Technologi*                                1,476          72,324
Massey Energy Co                                     3,894         147,777
Maverick Tube Corp*                                  2,172          82,645
Oceaneering International*                           1,280          65,280
Penn Virginia Corp                                     900          53,694
Petroleum Devp Corp*                                   815          27,506
Remington Oil & Gas*                                 1,386          46,376
St Mary Land & Explo                                 2,928         104,295
SEACOR Holdings Inc*                                 1,051          70,785
Southwestern Energy*                                 8,604         293,138
Spinnaker Exploratio*                                1,430          93,336
Stone Energy Corp*                                   1,367          60,695
Swift Energy Co*                                     1,422          65,682
Tetra Technologies*                                  1,717          50,308
Unit Corp*                                           2,346         127,059
Veritas DGC Inc*                                     1,715          56,081
Vintage Petroleum In                                 2,919         152,897
W-H Energy Services*                                 1,408          46,929
                                                             -------------
Total Energy                                                     2,450,495
                                                             -------------

Financial (14.00%)
Acadia Realty Trust                                  1,700          34,816
Amegy Bancorp Inc                                    3,522          84,105
Anchor Bancorp Wisco                                 1,149          35,504
BankAtlantic Bancorp                                 3,100          43,214
Bankunited Financial                                 1,538          39,204
Boston Private Finan                                 1,401          43,431
Brookline Bancorp In                                 3,028          42,574
Capital Automotive R                                 2,257          87,188
Central Pacific Financial                            1,600          58,560
Chittenden Corp                                      2,361          70,287
Colonial Properties                                  2,386         104,817
Commercial Federal                                   2,035          70,085
Commercial Net Lease                                 2,652          53,730
Community Bank Sys                                   1,600          38,288
Delphi Financial Gro                                 1,614          76,471
Dime Community Bancs                                 1,914          28,346
Downey Financial Cor                                 1,234          79,840
East-West Bancorp In                                 2,806         106,179
EastGroup Properties                                 1,200          54,156
Entertainment Proper                                 1,184          50,652
Essex Property Trust                                 1,174         107,656
Financial Federal Co                                   859          34,721
First Bancorp/Puerto                                 4,128          49,949
First Midwest Bancor                                 2,389          89,420
First Republic Bank                                  1,219          47,261
FirstFed Financial*                                    870          45,536
Flagstar Bancorp Inc                                 2,522          38,007
Franklin Bank Corp*                                  1,200          22,200
Fremont General Corp                                 3,456          80,905
Glenborough Realty                                   1,638          31,007
Gold Banc Corp Inc                                   2,056          37,214
Hilb Rogal & Hobbs                                   1,850          72,113
Hudson United Bancor                                 2,303          96,956
Infinity Prop & Cas                                  1,100          40,645
Investment Technolog*                                2,351          91,430
Irwin Financial Corp                                   950          21,489
Kilroy Realty Corp                                   1,457          89,751
LandAmerica Financia                                   971          62,872
Lexington Corporate                                  2,470          52,586
MAF Bancorp Inc                                      1,677          71,390
Nara Bancorp Inc                                     1,163          21,771
New Century Financia                                 2,782         100,625
Parkway Prop Inc                                       565          23,617
Philadelphia Consoli*                                  930          90,126
Piper Jaffray Cos*                                   1,018          40,455
Presidential Life Co                                 1,505          29,031
ProAssurance Corp*                                   1,496          74,471
PrivateBancorp Inc                                   1,017          37,517
Prosperity Bancshare                                 1,100          33,660
Provident Bankshares                                 1,686          60,089
RLI Corp                                             1,092          57,002
Republic Bancorp Inc                                 3,974          49,361
SCPIE Holdings Inc*                                    473           9,744
SWS Group Inc                                          787          16,228
Selective Insurance                                  1,422          79,589
Shurgard Storage Cen                                 2,359         138,049
South Financial Grou                                 3,940         116,900
Sovran Self Storage                                    759          37,684
Sterling Bancshares                                  2,297          35,810
Sterling Financial*                                  1,738          45,362
Stewart Information                                    928          46,920
Susquehanna Bancshar                                 2,363          57,941
Trustco Bank Corp NY                                 3,818          49,558
UCBH Holdings Inc                                    4,634          81,744
UICI                                                 1,873          66,716
Umpqua Holdings Corp                                 2,193          57,939
United Bankshares In                                 1,934          73,086
United Fire & Casual                                   900          41,130
Whitney Holding Corp                                 3,126          91,592
Wintrust Financial                                   1,238          69,551
World Acceptance Cor*                                  952          26,218
Zenith National Insu                                 1,773          84,306
                                                             -------------
Total Financial                                                  4,228,347
                                                             -------------

Industrial (18.40%)
AAR Corp*                                            1,478          30,949
Acuity Brands Inc                                    2,185          67,932
Advanced Energy Indu*                                1,553          20,748
Albany International                                 1,699          64,783
Aleris International*                                1,365          45,386
Analogic Corp                                          700          33,572
Apogee Enterprises                                   1,275          19,724
Applied Industrial T                                 1,491          47,637
Aptargroup Inc                                       1,875         102,844
Arkansas Best Corp                                   1,281          52,828
Armor Holdings Inc*                                  1,673          73,428
Artesyn Technologies*                                1,796          17,924
Astec Industries Inc*                                  914          25,619
Baldor Electric Co                                   1,689          43,390
Barnes Group Inc                                       885          30,506
Bel Fuse Inc                                           579          19,414
Belden CDT Inc                                       2,364          55,223
Benchmark Electronic*                                2,106          64,549
Brady Corp                                           2,444          91,601
Briggs & Stratton Co                                 2,704          97,858
C&D Technologies Inc                                 1,187           8,784
CTS Corp                                             1,721          20,704
AM Castle & Co*                                        759          15,673
Ceradyne Inc.*                                       1,221          57,497
Checkpoint Systems*                                  1,928          46,176
Chesapeake Corp                                      1,001          17,618
Clarcor Inc                                          2,604          76,974
Cognex Corp                                          2,320          71,781
Coherent Inc*                                        1,549          48,933
Commercial Metals Co                                 2,978         104,528
Cubic Corp                                           1,371          24,253
Curtiss-Wright Corp                                  1,077          63,112
Cymer Inc*                                           1,886          72,083
DRS Technologies Inc*                                1,487          73,458
Daktronics Inc*                                        943          25,555
Dionex Corp*                                         1,077          50,867
Drew Industries Inc*                                   800          24,096
EGL Inc*                                             1,682          62,469
EDO Corp                                             1,023          27,242
Electro Scientific*                                  1,341          33,740
ElkCorp                                              1,011          34,556
EMCOR Group Inc*                                       776          54,902
Engineered Support                                   2,004          80,982
EnPro Industries Inc*                                1,100          31,735
Esterline Technologies*                              1,086          44,645
FEI Co*                                              1,705          34,032
Flir Systems Inc*                                    3,450          85,284
Florida Rock Industr                                 2,428         121,084
Forward Air Corp*                                    1,656          63,673
Gardner Denver Inc*                                  1,313          64,074
GenCorp Inc                                          2,884          52,662
Gerber Scientific In*                                1,029           9,817
Greatbatch Inc*                                      1,017          29,473
Griffon Corp*                                        1,420          34,591
Heartland Express In                                 2,349          50,057
HUB Group Inc*                                       1,100          44,605
IDEX Corp                                            2,573         113,572
Insituform Technology*                               1,227          24,380
Intermagnetics Gener*                                1,294          43,271
Intermet Corp                                        1,230               -
Itron Inc*                                           1,270          59,373
JLG Industries Inc                                   2,741         124,716
Kaman Corp                                           1,048          20,132
Kansas City Southern*                                4,315         107,746
Kaydon Corp                                          1,447          46,825
Keithley Instruments                                   720          11,585
Kirby Corp*                                          1,258          66,926
Knight Transportatio                                 1,990          64,018
Landstar System Inc*                                 3,058         131,616
Lawson Products                                        456          17,214
Lennox International                                 3,019          88,155
Lindsay Manufacturing                                  549          10,195
Littelfuse Inc*                                      1,132          29,364
Lydall Inc*                                            745           6,228
Magnetek Inc*                                        1,366           3,948
Manitowoc Co                                         1,571          78,707
Meade Instruments Co*                                  955           2,598
Methode Electronics                                  1,654          17,284
Milacron Inc*                                        3,713           4,716
Moog Inc*                                            2,002          58,639
Mueller Industries                                   1,795          48,591
Myers Industries Inc                                 1,536          21,489
NCI Building Systems*                                1,100          47,905
Offshore Logistics*                                  1,161          35,585
Old Dominion Freight*                                1,000          38,010
Park Electrochemical                                 1,018          25,694
Paxar Corp*                                          2,034          38,910
Photon Dynamics Inc*                                   781          14,370
Planar Systems Inc*                                    664           6,441
Quanex Corp                                          1,264          78,178
Regal-Beloit Corp                                    1,574          55,546
Robbins & Myers Inc                                    666          14,119
Rogers Corp*                                           850          32,555
Roper Industries Inc                                 4,608         181,555
SBS Technologies Inc*                                  723           7,447
Shaw Group Inc/The*                                  4,144         119,720
Simpson Manufacturin                                 1,890          77,452
AO Smith Corp                                        1,008          36,560
Sonic Solutions*                                     1,173          18,064
Standex Internationa                                   564          15,645
Stewart & Stevenson                                  1,474          30,217
Sturm Ruger & Co Inc                                 1,292           9,109
Technitrol Inc*                                      2,070          36,639
Teledyne Technologies*                               1,666          54,545
Tetra Tech Inc*                                      2,868          44,741
Texas Industries                                     1,086          54,170
Tredegar Corp                                        1,971          24,638
Trimble Navigation L*                                2,600          84,708
Triumph Group Inc*                                     814          30,891
URS Corp*                                            2,204          92,832
Universal Forest Pro                                   881          50,622
Valmont Industries                                     824          27,497
Vicor Corp                                           1,051          17,058
Waste Connections In*                                2,239          78,007
Watts Water Technolology                             1,655          47,813
Wolverine Tube Inc                                     570           2,941
Woodward Governor Co                                   579          47,287
X-Rite Inc                                             987          10,926
                                                             -------------
Total Industrial                                                 5,557,316
                                                             -------------

Technology (8.52%)
ATMI Inc*                                            2,001          57,249
Actel Corp*                                          1,218          17,734
Agilysys Inc                                         1,491          28,404
Alliance Semiconductor*                              1,688           4,929
Altriris Inc*                                        1,400          23,114
Ansys Inc*                                           1,576          66,224
Avid Technology Inc*                                 2,199         111,006
Axcelis Technologies*                                5,102          24,183
Brooks Automation Inc*                               3,631          46,695
CACI International*                                  1,495          82,763
Captaris Inc*                                        1,544           6,315
Carreker Corp*                                       1,093           5,487
Catapult Communications*                               597          10,095
Cerner Corp*                                         1,635         157,614
Ciber Inc*                                           2,938          18,069
Cohu Inc                                               984          26,243
DSP Group Inc*                                       1,496          38,896
Dendrite International*                              2,129          40,110
Digi International*                                    989          12,738
EPIQ Systems Inc*                                      854          16,235
ESS Technology*                                      1,795           5,475
eFunds Corp*                                         2,455          50,548
Exar Corp*                                           1,952          24,127
Factset Research Systems                             1,734          67,140
Filenet Corp*                                        1,998          53,826
Global Imaging System*                               1,177          42,866
Global Payments Inc                                  3,486         152,617
Hutchinson Technolog*                                1,338          38,253
Hyperion Solutions*                                  2,001         105,953
Inter-Tel Inc                                        1,318          26,927
JDA Software Group*                                  1,393          20,895
Keane Inc*                                           2,500          26,150
Kopin Corp*                                          3,225          22,059
Kronos Inc/MA*                                       1,593          75,397
Kulicke & Soffa Industries*                          2,607          22,029
MRO Software Inc*                                    1,139          17,358
MTS Systems Corp*                                    1,024          36,116
Manhattan Associates*                                1,548          33,143
Mantech International*                                 939          23,513
Mapinfo Corp*                                        1,036          14,887
Mercury Computer Systems*                            1,010          20,180
Micros Systems Inc*                                  1,900          91,789
Microsemi Corp*                                      3,051          84,665
NDCHealth Corp*                                      1,848          34,816
Open Solutions Inc.*                                 1,000          22,160
Pericom Semiconductor*                               1,192           9,357
Phoenix Technologies*                                1,166           7,381
Photronics Inc*                                      2,089          33,173
Power Integrations*                                  1,578          34,416
Progress Software Co*                                1,849          57,208
Radiant Systems Inc*                                 1,286          16,757
Radisys Corp*                                          829          15,171
Rudolph Technologies*                                  760           9,766
SPSS Inc*                                              804          23,220
Serena Software Inc*                                 1,479          34,668
Skyworks Solutions*                                  7,682          41,406
Standard Microsystem*                                  864          25,834
Supertex Inc*                                          590          24,922
Synaptics Inc*                                       1,300          34,983
THQ Inc*                                             2,985          67,819
Take-Two Interactive*                                3,454          63,036
Talx Corp                                              940          38,775
Ultratech Inc*                                       1,126          18,500
Varian Semiconductor*                                1,863          82,009
Veeco Instruments Inc*                               1,520          26,919
                                                             -------------
Total Technology                                                 2,572,311
                                                             -------------

Utilities (3.89%)
Allete Inc                                           1,480          68,450
American States Water                                  745          22,797
Atmos Energy Corp                                    4,238         112,604
Avista Corp                                          2,483          43,825
CH Energy Group Inc                                    808          37,734
Cleco Corp                                           2,440          53,875
Cascade Natural Gas                                    520          10,551
Central Vermont Public Service                         573          11,689
El Paso Electric Co*                                 2,442          52,820
Energen Corp                                         3,730         136,891
Green Mountain Power                                   231           6,824
Laclede Group Inc/Th                                 1,063          31,709
New Jersey Resources                                 1,414          60,109
Northwest Natural Gas                                1,401          48,138
Piedmont Natural Gas                                 3,920          92,081
Southern Union Co*                                   5,508         129,989
Southwest Gas Corp                                   1,779          47,179
UGI Corp                                             5,210         114,620
UIL Holdings Corp                                      744          35,950
Unisource Energy Cor                                 1,752          56,695
                                                             -------------
Total Utilities                                                  1,174,530
                                                             -------------
Total Common Stock                                              27,800,836
                                                             -------------

Corporate Bond (0.05%)
Mueller Industry 11/01/2014                         15,000          14,475

Short-Term (7.58%)
United States Treasury Bill 12/29/2005           1,100,000       1,097,022
United States Treasury Bill 01/26/2006             500,000         497,033
United States Treasury Bill 02/16/2006             700,000         694,404
                                                             -------------
Total Short-Term                                                 2,288,458
                                                             -------------

Total Investments Cost ($21,426,580) (99.65%)                   30,103,770
Net Other Assets (0.35%)                                           104,937
                                                             -------------
Net Assets (100%)                                               30,208,707
                                                             -------------

FUTURES HELD                                                             7
Unrealized Appreciation                                             12,942

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                             21,426,580
Unrealized Appreciation                                         10,538,842
Unrealized Depreciation                                         (1,848,710)
                                                             -------------
Net Unrealized Appreciation (Depreciation)                       8,690,132
                                                             -------------

----------------------------------------------
S&P NASDAQ 100 INDEX FUND
----------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
COMMON STOCK (97.50%)
Basic Materials (0.54%)                             Shares           Value
Sigma-Aldrich Corp                                     868          57,323
Smurfit-Stone Container*                             3,522          44,624
                                                             -------------
Total Basic Materials                                              101,946
                                                             -------------

Communications (25.87%)
Amazon.Com Inc*                                      3,825         185,360
Cisco Systems Inc*                                  30,821         540,600
Comcast Corp*                                       12,817         338,369
Comverse Technology*                                 2,942          77,110
eBay Inc*                                           13,632         610,850
EchoStar Communications*                             2,955          76,357
Telefonaktiebolaget LM Ericsson                      1,600          52,128
IAC/InterActiveCorp*                                 4,769         131,672
JDS Uniphase Corp*                                  25,445          65,394
Juniper Networks Inc*                                4,839         108,829
Lamar Advertising Co*                                1,224          56,732
Level 3 Communications*                              9,285          31,569
Liberty Global Inc.*                                 3,400          75,854
Liberty Global Inc. Series C*                        3,400          70,618
MCI Inc                                              4,700          93,342
NTL Inc*                                             1,300          75,699
Qualcomm Inc                                        26,568       1,208,047
Sirius Satellite Radio*                             19,400         138,710
Symantec Corp*                                      16,888         298,411
Tellabs Inc*                                         3,436          35,253
VeriSign Inc*                                        3,318          73,759
XM Satellite Radio*                                  3,100          90,706
Yahoo! Inc*                                          9,117         366,777
Check Point Software*                                3,287          69,980
                                                             -------------
Total Communications                                             4,872,126
                                                             -------------

Consumer, Cyclical (10.22%)
Bed Bath & Beyond Inc*                               5,323         227,079
CDW Corp                                             1,124          65,923
Cintas Corp                                          2,713         121,325
Costco Wholesale Corp.                               3,439         171,881
Dollar Tree Stores*                                  1,584          36,369
Fastenal Co                                          1,908          75,748
Paccar Inc                                           2,554         183,530
Petsmart Inc                                         2,060          49,069
Ross Stores Inc                                      2,056          56,540
Sears Holding Corp.*                                 2,300         264,546
Staples Inc                                          6,698         154,724
Starbucks Corp*                                     14,438         439,637
Wynn Resorts Ltd*                                    1,400          78,162
                                                             -------------
Total Consumer, Cyclical                                         1,924,533
                                                             -------------

Consumer, Non-Cyclical (17.97%)
Amgen Inc*                                           7,801         631,335
Apollo Group Inc*                                    2,422         172,446
Biomet Inc                                           4,543         161,822
Biogen Idec Inc*                                     4,989         213,579
Career Education Cor*                                1,414          52,742
Celgene Corp.*                                       2,200         134,024
Chiron Corp*                                         3,517         155,803
Dentsply International                                 994          55,296
Express Scripts Inc*                                 1,744         147,298
Genzyme Corp*                                        4,386         326,055
Gilead Sciences Inc*                                 6,048         306,573
Invitrogen Corp*                                       642          42,789
Lincare Holdings Inc*                                1,389          59,630
Medimmune Inc*                                       3,576         128,414
Millennium Pharmaceutical*                           4,612          48,472
Patterson Cos Inc*                                   1,906          66,596
Paychex Inc                                          4,880         206,961
Sepracor Inc*                                        1,400          76,972
Teva Pharmaceutical*                                 6,584         269,154
Whole Foods Market                                     869         127,986
                                                             -------------
Total Consumer, Non-Cyclical                                     3,383,948
                                                             -------------

Industrial (2.58%)
American Power Conve                                 2,777          62,233
CH Robinson Worldwide*                               2,246          90,851
Expeditors International                             1,400          99,414
Molex Inc                                            1,429          38,283
Sanmina-SCI Corp*                                    7,670          31,754
Garmin Ltd                                           1,391          76,644
Flextronics Intl Ltd*                                8,478          87,493
                                                             -------------
Total Industrial                                                   486,671
                                                             -------------

Technology (40.32%)
ATI Technologies Inc*                                3,325          54,397
Adobe Systems Inc                                    6,654         216,987
Altera Corp*                                         7,208         131,618
Apple Computer Inc*                                 15,600       1,057,992
Applied Materials Inc                               11,309         204,806
Autodesk Inc                                         3,200         133,504
BEA Systems Inc*                                     5,204          45,639
Broadcom Corp*                                       3,424         159,353
Citrix Systems Inc*                                  2,835          76,942
Cognizant Technology*                                1,800          87,462
Dell Inc*                                           11,859         357,667
Electronic Arts Inc*                                 4,082         230,062
Fiserv Inc*                                          3,159         143,766
Intel Corp                                          28,772         767,637
Intersil Corp                                        1,947          49,941
Intuit Inc*                                          3,116         166,924
Kla-Tencor Corp*                                     3,369         172,459
Lam Research Corp*                                   1,871          70,237
Linear Technology Co                                 5,519         205,914
Maxim Integrated Products                            6,184         226,025
Mercury Interactive*                                 1,282          35,640
Microsoft Corp                                      49,722       1,377,797
Microchip Technology                                 2,316          77,262
Network Appliance Inc*                               5,156         150,143
Novellus Systems Inc*                                2,060          50,820
Oracle Corp*                                        29,026         364,857
Pixar*                                               1,616          89,591
QLogic Corp*                                         1,377          45,524
Research In Motion*                                  2,578         157,593
Sandisk Corp*                                        2,224         113,557
Siebel Systems Inc*                                  8,163          85,712
Sun Microsystems Inc*                               20,014          75,453
Synopsys Inc*                                        1,787          34,882
Xilinx Inc                                           6,348         167,841
Marvell Technology Group*                            3,756         208,608
                                                             -------------
Total Technology                                                 7,594,611
                                                             -------------
Total Common Stock                                              18,363,836
                                                             -------------

Short-Term (2.11%)
United States Treasury Bill 01/26/2006             200,000         198,813
United States Treasury Bill 02/16/2006             200,000         198,401
                                                             -------------
Total Short-Term                                                   397,214
                                                             -------------

Total Investments Cost ($19,354,873) (99.61%)                   18,761,050
Net Other Assets (0.39%)                                            73,298
                                                             -------------
Net Assets (100%)                                               18,834,348
                                                             -------------

FUTURES HELD                                                             2
Unrealized Appreciation                                             14,491

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                             19,354,873
Unrealized Appreciation                                          4,713,438
Unrealized Depreciation                                         (5,292,770)
                                                             -------------
Net Unrealized Appreciation (Depreciation)                        (579,332)
                                                             -------------

----------------------------------------------
EUROPEAN GROWTH AND INCOME FUND
----------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
COMMON STOCK (97.09%)
Basic Materials (1.97%)                             Shares           Value
Chemicals (1.97%)
BASF AG ADR                                          1,344          98,650
Bayer AG ADR                                         1,515          60,221
                                                             -------------
Total Basic Materials                                              158,871
                                                             -------------
                                                                   158,871
                                                             -------------

Communications (15.07%)
Media (0.73%)
Vivendi Universal SA ADR                             2,033          58,855
                                                             -------------

Telecommunications (14.34%)
Alcatel SA ADR*                                      1,772          21,866
BT Group PLC ADR                                     1,960          72,696
Deutsche Telekom AG ADR                              6,525         108,250
Telefonaktiebolaget LM Ericsson ADR                  3,694         120,351
Nokia OYJ ADR                                       15,228         260,094
Telecom Italia SpA ADR                               2,647          74,195
Telefonica SA ADR                                    4,065         179,754
Vodafone Group PLC ADR                              14,810         319,156
                                                                 1,156,363
                                                             -------------
Total Communications                                             1,215,218
                                                             -------------

Consumer, Cyclical (1.21%)
Auto Manufacturers (1.21%)
DaimlerChrysler AG*                                  1,935          97,311
                                                             -------------
Total Consumer, Cyclical                                            97,311
                                                             -------------

Consumer, Non-Cyclical (21.13%)
Beverages (1.47%)
Diageo PLC ADR                                       2,035         118,335
                                                             -------------

Cosmetics/Personal Care (0.54%)
L'Oreal SA ADR                                       3,005          43,434
                                                             -------------

Food (5.31%)
Koninklijke Ahold NV ADR                             9,773          72,907
Nestle SA ADR                                        3,465         259,009
Unilever NV*                                         1,436          96,183
                                                             -------------
                                                                   428,099
                                                             -------------

Pharmaceuticals (13.81%)
AstraZeneca Plc ADR                                  3,998         184,108
GlaxoSmithKline PLC ADR                              6,788         336,481
Novartis AG ADR                                      6,257         327,867
Roche Holding AG ADR                                 3,516         265,106
                                                             -------------
                                                                 1,113,562
                                                             -------------
Total Consumer, Non-Cyclical                                     1,703,430
                                                             -------------

Energy (19.46%)
Oil & Gas (19.46%)
BP PLC ADR                                           7,076         465,884
ENI SpA ADR                                          1,613         218,739
Royal Dutch Shell Class B ADR                        3,235         209,725
Royal Dutch Shell Class A ADR                        5,120         315,494
Total SA ADR                                         2,879         358,983
                                                             -------------
                                                                 1,568,825
                                                             -------------
Total Energy                                                     1,568,825
                                                             -------------

Financial (31.21%)
Banks (23.81%)
ABN AMRO Holding NV ADR                              4,111         100,966
BNP Paribas ADR                                      3,552         140,705
Banco Bilbao Vizcaya Argentaria SA ADR               8,479         149,485
Banco Santander Cent ral Hispano SA ADR             14,458         183,472
Barclays PLC ADR                                     7,651         311,931
Credit Suisse Group ADR                              3,053         148,040
HSBC Holdings PLC ADR                                4,493         359,170
Lloyds TSB Group Plc ADR                             3,555         116,000
Deutsche Bank AG*                                    1,496         145,740
UBS AG*                                              2,875         264,270
                                                             -------------
                                                                 1,919,779
                                                             -------------

Insurance (7.40%)
Aegon NV ADR                                         2,943          46,441
Allianz AG ADR                                       9,057         131,327
AXA ADR                                              3,684         110,667
ING Groep NV ADR                                     4,832         156,267
Prudential PLC ADR                                   2,089          38,751
Royal & Sun Alliance Insurance Group ADR             1,727          16,942
Swiss Reinsurance ADR                                  960          70,560
Zurich Financial Svs ADR                             1,265          25,553
                                                             -------------
                                                                   596,507
                                                             -------------
Total Financial                                                  2,516,286
                                                             -------------

Industrial (3.13%)
Electronics (1.03%)
Koninklijke Philips  Electronics NV*                 2,984          83,373
                                                             -------------

Miscellaneous Manufacturer (2.10%)
Siemens AG ADR                                       2,235         168,899
                                                             -------------
Total Industrial                                                   252,272
                                                             -------------

Technology (1.10%)
Software (1.10%)
SAP AG ADR                                           1,967          88,810
                                                             -------------
Total Technology                                                    88,810
                                                             -------------

Utilities (2.81%)
Electric (2.06%)
E.ON AG ADR                                          5,235         165,688
                                                             -------------

Water (0.75%)
Suez SA ADR                                          2,137          60,755
                                                             -------------
Total Utilities                                                    226,443
                                                             -------------
Total Common Stock                                               7,827,466
                                                             -------------

Short-Term (2.47%)
United States T-Bill 12/15/2005, DN                100,000          99,854
United States T-Bill 01/26/2006, DN                100,000          99,407
                                                             -------------
Total Short-Term                                                   199,261
                                                             -------------

Total Investments Cost ($7,092,798) (99.57%)                     8,026,727
Net Other Assets (0.43%)                                            34,984
                                                             -------------
Net Assets (100%)                                                8,061,711
                                                             -------------

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                              7,092,798
Unrealized Appreciation                                          1,439,804
Unrealized Depreciation                                           (505,875)
                                                             -------------
Net Unrealized Appreciation (Depreciation)                         933,929
                                                             -------------

----------------------------------------------
EQUITY INCOME FUND
----------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
COMMON STOCK (88.13%)
Basic Materials (3.08%)                             Shares           Value
Chemicals (1.34%)
Praxair Inc                                          3,692         191,984
Sherwin-Williams Co                                  1,746          76,545
                                                             -------------
                                                                   268,529
                                                             -------------

Forrest Products & Paper (0.96%)
Plum Creek Timber Co                                 4,950         192,852
                                                             -------------

Mining (3.08%)
Alcoa Inc                                            5,750         157,608
                                                             -------------
Total Basic Materials                                              618,988
                                                             -------------

Communications (2.82%)
Media
McGraw-Hill Cos Inc                                 10,678         566,468
                                                             -------------

Telecommunications (4.15%)
AT&T Inc*                                           10,744         267,633
                                                             -------------
Total Communications                                               834,101
                                                             -------------

Consumer, Cyclical (10.42%)
Apparel (0.53%)
Liz Claiborne Inc                                    3,036         105,896
                                                             -------------

Auto Manufacturers (1.62%)
Ford Motor Co                                       40,100         326,013
                                                             -------------

Retail (8.27%)
Gap Inc/The                                          4,450          77,341
Lowe's Cos Inc                                       5,750         388,010
McDonald's Corp                                     12,368         418,657
Ross Stores Inc                                      3,692         101,530
Sears Holding Corp.*                                   717          82,469
TJX Cos Inc                                          5,750         128,858
Target Corp                                          5,639         301,743
Wal-Mart Stores Inc                                  3,381         164,181
                                                             -------------
                                                                 1,662,789
                                                             -------------
Total Consumer, Cyclical                                         2,094,698
                                                             -------------

Consumer, Non-Cyclical (15.70%)
Agriculture (1.08%)
Reynolds American                                    2,446         217,743
                                                             -------------

Beverages (2.36%)
Anheuser-Busch Cos                                   3,036         132,795
Coca-Cola Co/The                                     8,000         341,520
                                                             -------------
                                                                   474,315
                                                             -------------

Commercial Services (1.82%)
Moody's Corp                                         6,092         366,434
                                                             -------------

Cosmetics/Personal Care (0.90%)
Procter & Gamble Co                                  3,180         181,864
                                                             -------------

Food (2.40%)
Sara Lee Corp                                       12,300         222,138
Tyson Foods Inc                                     15,472         260,394
                                                             -------------
                                                                   482,532
                                                             -------------

Healthcare-Products (2.01%)
Baxter International                                10,411         404,884
                                                             -------------

Healthcare-Services (1.61%)
Aetna Inc                                            3,492         322,975
                                                             -------------

Household Products/Wares (1.05%)
Acco Brands Corp*                                      410           9,451
Clorox Co                                            1,201          65,190
Fortune Brands Inc                                   1,746         136,118
                                                             -------------
                                                                   210,759
                                                             -------------

Pharmaceuticals (2.46%)
AmerisourceBergen Co                                 2,803         225,221
Merck & Co Inc                                       1,000          29,400
Pfizer Inc                                          11,300         239,560
                                                             -------------
                                                                   494,181
                                                             -------------
Total Consumer, Non-Cyclical                                     3,155,686
                                                             -------------

Energy (11.84%)
Oil & Gas (10.70%)
Apache Corp                                          4,126         269,345
Chevron Corp                                         3,140         179,953
ConocoPhillips                                       7,348         444,627
Devon Energy Corp                                    4,752         286,070
ENSCO International                                  3,370         159,603
Exxon Mobil Corp                                     6,236         361,875
Valero Energy Corp                                   3,386         325,733
GlobalSantaFe Corp                                   2,725         123,606
                                                             -------------
                                                                 2,150,814
                                                             -------------

Oil & Gas Services (1.14%)
Baker Hughes Inc                                     2,280         130,758
Tidewater Inc                                        2,180          98,536
                                                             -------------
                                                                   229,294
                                                             -------------
Total Energy                                                     2,380,108
                                                             -------------

Financial (24.62%)
Banks (7.15%)
Bank of America Corp                                 9,864         452,659
Fifth Third Bancorp                                  7,723         311,005
SunTrust Banks Inc                                   2,102         152,899
Wells Fargo & Co                                     8,297         521,466
                                                             -------------
                                                                 1,438,030
                                                             -------------

Diversified Financial Services (3.35%)
Citigroup Inc                                       10,411         505,454
MBNA Corp                                            6,295         168,517
                                                             -------------
                                                                   673,971
                                                             -------------

Insurance (7.65%)
American International Group Inc.                    4,225         283,667
Fidelity National Title Class A*                       523          11,924
Fidelity National Financial                          2,994         113,233
Arthur J Gallagher & Co.                             6,200         188,790
Marsh & McLennan Cos                                 8,600         265,654
Metlife Inc                                          5,928         304,936
Stancorp Financial Group                             2,825         291,088
XL Capital Ltd                                       1,201          79,722
                                                             -------------
                                                                 1,539,015
                                                             -------------

REITS (6.46%)
Annaly Mortgage Management Inc                       7,408          87,044
Boston Properties Inc                                1,746         131,317
iStar Financial Inc                                  3,704         137,641
Kimco Realty Corp                                    4,026         126,618
Mills Corp/The                                       3,804         163,192
Realty Income Corp                                   7,408         167,717
SL Green Realty Corp                                 2,280         168,378
Simon Property Group                                 2,180         168,536
Vornado Realty Trust                                 1,746         149,021
                                                             -------------
                                                                 1,299,463
                                                             -------------
Total Financial                                                  4,950,479
                                                             -------------

Industrial (5.10%)
Building Materials (0.56%)
Masco Corp                                           3,804         113,245
                                                             -------------

Hand Machine Tools (0.54%)
Stanley Works/The                                    2,280         109,440
                                                             -------------

Machinery-Constr & Mining (1.23%)
Caterpillar Inc                                      4,292         247,992
                                                             -------------

Metal Fabricate/Hardware (0.85%)
Worthington Industries                               8,400         170,436
                                                             -------------

Miscellaneious Manufacturer (1.91%)
ITT Industries Inc                                   1,067         116,047
Leggett & Platt Inc                                  2,725          63,983
3M Co                                                2,612         204,990
                                                             -------------
                                                                   385,020
                                                             -------------
Total Industrial                                                 1,026,133
                                                             -------------

Technology (8.63%)
Computers (3.19%)
Dell Inc*                                            9,949         300,062
Diebold Inc                                          1,746          67,850
Hewlett-Packard Co                                   5,750         170,603
Reynolds & Reynolds                                  3,804         103,621
                                                             -------------
                                                                   642,135
                                                             -------------

Office/Business Equipment (0.47%)
Pitney Bowes Inc                                     2,280          94,985
                                                             -------------

Semiconductors (2.29%)
Intel Corp                                          17,263         460,577
                                                             -------------

Software (2.68%)
First Data Corp                                      8,609         372,511
Microsoft Corp                                       5,973         165,512
                                                             -------------
                                                                   538,023
                                                             -------------
Total Technology                                                 1,735,720
                                                             -------------

Utilities (4.59%)
Electric (4.59%)
Cinergy Corp                                         2,180          89,554
Consolidated Edison                                  6,200         282,348
Entergy Corp                                         1,746         122,220
Exelon Corp                                          3,146         163,718
Progress Energy Inc                                  1,579          70,708
SCANA Corp                                           4,900         194,138
                                                             -------------
                                                                   922,686
                                                             -------------
Total Utilities                                                    922,686
                                                             -------------
Total Common Stock                                              17,718,598
                                                             -------------

Short-Term (11.39%)
United States T-Bill 12/29/05, DN                1,200,000       1,196,789
United States T-Bill 01/26/2006, DN                600,000         596,436
United States T-Bill 02/16/2006, DN                500,000         496,003
                                                             -------------
Total Short-Term                                                 2,289,227
                                                             -------------

Total Investments Cost($16,031,351) (99.51%)                    20,007,825
Net Other Assets (0.49%)                                            98,082
                                                             -------------
Net Assets (100%)                                               20,105,907
                                                             -------------

Futures Held                                                             6
Unrealized Gain                                                     96,272

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                             16,031,351
Unrealized Appreciation                                          4,870,379
Unrealized Depreciation                                           (797,633)
                                                             -------------
Net Unrealized Appreciation (Depreciation)                       4,072,746
                                                             -------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 30, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 30, 2006


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 30, 2006